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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09223

                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Strategic Income Fund

 Schedule of Investments 6/29/12

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 CONVERTIBLE CORPORATE BONDS - 4.4%

 Energy - 0.4%

 Oil & Gas Equipment & Services - 0.0%

 1,035,000

 B+/NR

 Exterran Holdings, Inc., 4.25%, 6/15/14

 $

 1,000,069

 Oil & Gas Exploration & Production - 0.1%

 4,600,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.25%, 12/15/38

 $

 3,697,250

 2,890,000

 BB-/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 2,474,562

 $

 6,171,812

 Oil & Gas Storage & Transportation - 0.1%

 1,700,000

 NR/NR

 Golar LNG, Ltd., 3.75%, 3/7/17

 $

 1,592,851

 Coal & Consumable Fuels - 0.2%

 11,527,000

 BB-/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 9,942,038

 10,962,000

 CCC-/B2

 James River Coal Co., 3.125%, 3/15/18

 3,083,062

 $

 13,025,100

 Total Energy

 $

 21,789,832

 Materials - 0.2%

 Diversified Metals & Mining - 0.2%

 11,700,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $

 10,764,000

 Forest Products - 0.0%

 2,800,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13 (144A) (e)

 $

 644,000

 5,015,000

 NR/WR

 Sino-Forest Corp., 5.0%, 8/1/13 (e)

 1,153,450

 $

 1,797,450

 Total Materials

 $

 12,561,450

 Capital Goods - 0.6%

 Electrical Components & Equipment - 0.2%

 13,615,000

 B/B2

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 13,257,606

 Construction & Farm Machinery & Heavy Trucks - 0.4%

 6,235,000

 NR/NR

 Greenbrier Companies, Inc., 3.5%, 4/1/18

 $

 5,494,594

 16,319,000

 B-/NR

 Navistar International Corp., 3.0%, 10/15/14

 15,217,468

 $

 20,712,062

 Total Capital Goods

 $

 33,969,668

 Health Care Equipment & Services - 0.9%

 Health Care Equipment - 0.8%

 12,027,000

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37 (Step)

 $

 12,658,418

 13,000,000

 B+/NR

 Hologic, Inc., 2.0%, 3/1/42 (Step)

 12,041,250

 20,545,000

 NR/NR

 NuVasive, Inc., 2.75%, 7/1/17

 20,262,506

 $

 44,962,174

 Health Care Services - 0.0%

 2,045,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 1,945,306

 Health Care Technology - 0.1%

 5,075,000

 NR/NR

 WebMD Health Corp., 2.25%, 3/31/16

 $

 4,734,417

 2,430,000

 NR/NR

 WebMD Health Corp., 2.5%, 1/31/18

 2,041,200

 $

 6,775,617

 Total Health Care Equipment & Services

 $

 53,683,097

 Pharmaceuticals, Biotechnology & Life Sciences - 0.2%

 Biotechnology - 0.2%

 3,750,000

 NR/NR

 Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17

 $

 5,395,312

 6,760,000

 NR/NR

 PDL BioPharma, Inc., 3.75%, 5/1/15

 7,300,800

 $

 12,696,112

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,696,112

 Software & Services - 0.5%

 Application Software - 0.5%

 6,150,000

 NR/NR

 Concur Technologies, Inc., 2.5%, 4/15/15 (144A)

 $

 8,717,625

 11,763,000

 NR/NR

 Mentor Graphics Corp., 4.0%, 4/1/31

 12,542,299

 9,445,000

 BB-/NR

 Nuance Communications, Inc., 2.75%, 11/1/31 (144A)

 10,424,919

 $

 31,684,843

 Systems Software - 0.0%

 1,800,000

 NR/NR

 Rovi Corp., 2.625%, 2/15/40

 $

 1,732,500

 Total Software & Services

 $

 33,417,343

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.1%

 4,575,000

 NR/NR

 InterDigital, Inc. Pennsylvania, 2.5%, 3/15/16

 $

 4,443,469

 Computer Storage & Peripherals - 0.2%

 9,900,000

 BB/NR

 SanDisk Corp., 1.5%, 8/15/17

 $

 10,184,625

 Electronic Components - 0.1%

 13,240,000

 BB+/NR

 Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)

 $

 9,483,150

 Total Technology Hardware & Equipment

 $

 24,111,244

 Semiconductors & Semiconductor Equipment - 1.2%

 Semiconductor Equipment - 0.5%

 12,006,000

 BBB-/Baa1

 Lam Research Corp., 1.25%, 5/15/18

 $

 11,840,918

 17,480,000

 NR/NR

 Novellus Systems, Inc., 2.625%, 5/15/41

 21,478,550

 $

 33,319,468

 Semiconductors - 0.7%

 24,632,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 27,864,950

 4,754,000

 A-/A2

 Intel Corp., 3.25%, 8/1/39

 6,400,072

 3,315,000

 NR/NR

 JA Solar Holdings Co, Ltd., 4.5%, 5/15/13

 3,033,225

 2,364,000

 NR/NR

 SunPower Corp., 4.75%, 4/15/14

 2,109,870

 $

 39,408,117

 Total Semiconductors & Semiconductor Equipment

 $

 72,727,585

 Telecommunication Services - 0.0%

 Integrated Telecommunication Services - 0.0%

 2,040,000

 NR/NR

 MasTec, Inc., 4.0%, 6/15/14

 $

 2,453,100

 Total Telecommunication Services

 $

 2,453,100

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $263,538,903)

 $

 267,409,431

 shares

 PREFERRED STOCKS - 1.2%

 Banks - 0.3%

 Diversified Banks - 0.3%

 234,750

 6.50

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 $

 6,709,155

 468,000

 6.00

 BBB+/A3

 US Bancorp, Floating Rate Note, 12/31/99 (Perpetual)

 12,813,840

 $

 19,522,995

 Total Banks

 $

 19,522,995

 Diversified Financials - 0.6%

 Other Diversified Financial Services - 0.6%

 909,650

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 24,824,348

 462,775

 8.12

 CCC+/B3

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 11,129,739

 $

 35,954,087

 Consumer Finance - 0.0%

 1,900

 CCC+/B3

 Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)

 $

 1,692,841

 Total Diversified Financials

 $

 37,646,928

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 566,000

 BBB-/Baa3

 Qwest Corp., 7.375%, 6/1/51

 $

 14,982,020

 Total Telecommunication Services

 $

 14,982,020

 TOTAL PREFERRED STOCKS

 (Cost $68,078,329)

 $

 72,151,943

 CONVERTIBLE PREFERRED STOCKS - 0.7%

 Capital Goods - 0.1%

 Industrial Machinery - 0.1%

 27,900

 BBB+/Baa3

 Stanley Black & Decker, Inc., 4.75%, 11/17/15

 $

 3,264,579

 Total Capital Goods

 $

 3,264,579

 Automobiles & Components - 0.2%

 Tires & Rubber - 0.2%

 305,800

 NR/NR

 The Goodyear Tire & Rubber Co., 5.875%, 4/1/14

 $

 13,210,560

 Total Automobiles & Components

 $

 13,210,560

 Banks - 0.3%

 Diversified Banks - 0.3%

 16,550

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 18,618,750

 Total Banks

 $

 18,618,750

 Real Estate - 0.1%

 Real Estate Operating Companies - 0.1%

 119,380

 CCC+/Caa2

 Forest City Enterprises, Inc., 7.0%, 12/31/99 (Perpetual)

 $

 6,319,679

 Total Real Estate

 $

 6,319,679

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $38,990,451)

 $

 41,413,568

 Shares

 COMMON STOCKS - 0.1%

 Materials - 0.0%

 Forest Products - 0.0%

 151,370

 Ainsworth Lumber Co, Ltd. *

 $

 267,793

 Total Materials

 $

 267,793

 Transportation - 0.1%

 Airlines - 0.0%

 79,678

 Delta Air Lines, Inc. *

 $

 872,474

 Marine - 0.1%

 1,677,567

 Horizon Lines, Inc. *

 $

 3,153,826

 Total Transportation

 $

 4,026,300

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 4,633

 BTA Bank JSC (G.D.R.) (144A) *

 $

 8,909

 Asset Management & Custody Banks - 0.0%

 4,814

 Legg Mason, Inc.

 $

 126,945

 Total Diversified Financials

 $

 135,854

 Real Estate - 0.0%

 Real Estate Development - 0.0%

 266,967

 Newhall Land Development LLC *

 $

 347,057

 Total Real Estate

 $

 347,057

 TOTAL COMMON STOCKS

 (Cost $7,101,118)

 $

 4,777,004

 Principal Amount ($)

 ASSET BACKED SECURITIES - 3.6%

 Materials - 0.1%

 Precious Metals & Minerals - 0.0%

 1,600,000

 NR/B1

 Credit-Based Asset Servicing and Securitization LLC, 6.25%, 10/25/36 (Step) (144A)

 $

 1,550,128

 1,763,972

 0.34

 CCC/B1

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37

 1,118,924

 $

 2,669,052

 Steel - 0.0%

 296,192

 0.50

 A/Ba3

 Specialty Underwriting & Residential Finance, Floating Rate Note, 9/25/36

 $

 294,050

 Paper Products - 0.1%

 3,400,000

 1.54

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 $

 3,450,283

 Total Materials

 $

 6,413,385

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 2,764,167

 A/NR

 TAL Advantage LLC, 4.31%, 5/20/26 (144A)

 $

 2,787,629

 Total Commercial Services & Supplies

 $

 2,787,629

 Automobiles & Components - 0.1%

 Auto Parts & Equipment - 0.0%

 CAD

 165,721

 AAA/NR

 Ford Auto Securitization Trust, 1.793%, 9/15/13 (144A)

 $

 163,123

 CAD

 2,000,000

 AAA/NR

 Ford Auto Securitization Trust, 2.431%, 11/15/14 (144A)

 2,001,966

 $

 2,165,089

 Automobile Manufacturers - 0.1%

 1,600,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 $

 1,687,145

 1,900,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust, 4.2%, 11/8/16

 2,007,223

 2,350,000

 A/A1

 Santander Drive Auto Receivables Trust, 3.78%, 11/15/17

 2,418,196

 $

 6,112,564

 Total Automobiles & Components

 $

 8,277,653

 Banks - 2.1%

 Diversified Banks - 0.0%

 538,754

 0.60

 AAA/Aaa

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 $

 533,940

 1,483,000

 0.66

 AAA/Aa2

 Wells Fargo Home Equity Trust, Floating Rate Note, 11/25/35

 1,364,528

 1,894,138

 0.63

 AAA/NR

 Wells Fargo Home Equity Trust, Floating Rate Note, 12/25/35 (144A)

 1,813,133

 $

 3,711,601

 Thrifts & Mortgage Finance - 2.1%

 1,485,501

 1.33

 AAA/A1

 Accredited Mortgage Loan Trust, Floating Rate Note, 10/25/34

 $

 1,308,895

 720,685

 0.34

 BBB/Ba3

 Accredited Mortgage Loan Trust, Floating Rate Note, 2/25/37

 721,187

 7,394,785

 0.40

 BB/Ba2

 Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36

 6,423,155

 2,219,235

 0.34

 CCC/Caa3

 ACE Securities Corp., Floating Rate Note, 1/25/37

 595,656

 1,898,009

 1.15

 AA+/Baa3

 ACE Securities Corp., Floating Rate Note, 12/25/34

 1,448,636

 4,503,104

 0.43

 AA/B2

 ACE Securities Corp., Floating Rate Note, 3/25/36

 4,113,329

 1,563,360

 6.50

 BBB+/A2

 ACE Securities Corp., Floating Rate Note, 8/15/30 (144A)

 1,631,403

 459,428

 0.30

 CCC/B2

 ACE Securities Corp., Floating Rate Note, 8/25/36

 443,440

 700,533

 0.65

 AAA/NR

 ACE Securities Corp., Floating Rate Note, 8/25/45

 671,193

 5,584,773

 0.55

 AAA/Aa1

 Ameriquest Mortgage Securities, Inc., Floating Rate Note, 11/25/34

 5,321,239

 1,362,451

 1.52

 CCC/Caa3

 Amortizing Residential Collateral Trust, Floating Rate Note, 1/25/32

 599,492

 1,739,904

 0.75

 AA/Ba1

 Bayview Financial Acquisition Trust, Floating Rate Note, 6/28/44

 930,473

 4,400,000

 1.30

 BB/A2

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/34

 3,103,118

 1,359,754

 0.38

 CCC/B1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 10/25/36

 1,291,712

 1,618,377

 1.10

 AA/A3

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 12/25/33

 1,319,063

 1,686,533

 0.53

 AAA/Aa1

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 2/25/36

 1,582,569

 304,225

 0.70

 AAA/NR

 Bear Stearns Asset Backed Securities Trust, Floating Rate Note, 9/25/35

 299,487

 1,100,000

 A/NR

 CarNow Auto Receivables Trust, 3.24%, 3/15/16 (144A)

 1,100,055

 1,304,308

 0.98

 AA/Aa1

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/35

 1,268,724

 304,993

 0.37

 BB/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 2/25/37

 299,289

 604,150

 0.35

 CCC/Ba3

 Carrington Mortgage Loan Trust, Floating Rate Note, 6/25/37

 573,910

 1,677,032

 0.36

 B-/B2

 Carrington Mortgage Loan Trust, Floating Rate Note, 7/25/36

 1,553,794

 370,697

 0.65

 AAA/Baa3

 Carrington Mortgage Loan Trust, Floating Rate Note, 9/25/35

 356,141

 7,071,346

 AAA/B2

 Citicorp Residential Mortgage Securities, Inc., 5.775%, 9/25/36 (Step)

 6,862,005

 7,000,000

 A/B2

 Citicorp Residential Mortgage Securities, Inc., 5.892%, 3/25/37 (Step)

 6,765,927

 8,100,000

 A/B1

 Citicorp Residential Mortgage Securities, Inc., 5.939%, 7/25/36 (Step)

 7,706,081

 2,150,000

 1.00

 A+/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 5/25/35 (144A)

 1,612,195

 1,141,316

 0.66

 AA+/Aa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 1,121,978

 1,737,358

 0.31

 CCC/Caa1

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/45

 1,130,030

 4,780,612

 4.00

 NR/NR

 Conn Funding II LP, Floating Rate Note, 4/15/16 (144A)

 4,768,660

 315,286

 6.24

 BBB/Ba1

 Conseco Financial Corp., Floating Rate Note, 12/1/28

 326,093

 1,824,502

 4.46

 BBB/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35

 1,761,321

 1,553,033

 5.68

 BB/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46

 1,554,561

 1,852,481

 0.45

 CCC/Caa1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/37 (144A)

 1,118,223

 1,878,920

 0.50

 BB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36

 1,717,791

 2,375,478

 0.43

 BBB-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36

 2,175,936

 142,812

 0.44

 B/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 7/25/36

 130,315

 1,685,864

 0.43

 B-/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 8/25/36

 1,544,251

 704,739

 AAA/Aaa

 Equity One ABS, Inc., 4.205%, 4/25/34 (Step)

 700,240

 618,038

 0.95

 AAA/Caa2

 FBR Securitization Trust, Floating Rate Note, 10/25/35

 337,687

 706,771

 0.70

 AA+/NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 3/25/35

 664,294

 713,161

 0.79

 AAA/NR

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/34

 693,378

 3,000,000

 0.76

 NR/Baa1

 First Franklin Mortgage Loan Asset Backed Certificates, Floating Rate Note, 9/25/35

 2,821,140

 46,870

 0.36

 A/A2

 Fremont Home Loan Trust, Floating Rate Note, 2/25/36

 46,712

 664,935

 0.38

 B-/B3

 GSAMP Trust, Floating Rate Note, 1/25/37

 589,819

 611,345

 0.89

 A/A2

 GSAMP Trust, Floating Rate Note, 3/25/35

 580,552

 1,313,431

 0.55

 A/NR

 GSAMP Trust, Floating Rate Note, 5/25/36 (144A)

 1,247,048

 889,133

 0.35

 BB/Ba2

 GSAMP Trust, Floating Rate Note, 8/25/36

 848,507

 3,050,000

 AA/NR

 Leaf II Receivables Funding LLC, 4.9%, 2/20/22 (144A)

 3,039,630

 1,422,538

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust, 5.873%, 4/15/40

 1,482,737

 7,961,000

 2.50

 BBB+/Baa3

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 7,331,209

 2,738,646

 A/NR

 Mid-State Trust, 5.25%, 12/15/45 (144A)

 2,807,516

 2,738,646

 BBB/NR

 Mid-State Trust, 7.0%, 12/15/45 (144A)

 2,839,550

 578,709

 0.31

 CCC/Ba3

 Morgan Stanley ABS Capital I, Floating Rate Note, 12/25/36

 313,713

 673,278

 AAA/NR

 Newcastle Investment Trust, 4.5%, 7/10/35 (144A)

 688,774

 3,266,431

 0.51

 AAA/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 11/25/35

 3,124,577

 394,679

 0.37

 BBB/Aa3

 Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38

 391,235

 1,708,248

 0.83

 AAA/Baa1

 Option One Mortgage Loan Trust, Floating Rate Note, 6/25/33

 1,411,676

 2,712,872

 5.91

 AA/A3

 Origen Manufactured Housing, Floating Rate Note, 1/15/35

 2,856,167

 947,287

 5.73

 AA/A3

 Origen Manufactured Housing, Floating Rate Note, 11/15/35

 997,847

 1,807,078

 5.46

 AA/A3

 Origen Manufactured Housing, Floating Rate Note, 6/15/36

 1,858,055

 3,003,971

 NR/A2

 Oxford Finance Funding Trust, 3.9%, 3/15/17 (144A)

 3,007,726

 2,150,000

 0.72

 AA/A1

 RAMP Trust, Floating Rate Note, 7/25/35

 2,021,639

 1,270,174

 0.41

 BB+/Ba1

 RAMP Trust, Floating Rate Note, 8/25/36

 1,072,706

 128,621

 0.50

 AAA/Ba1

 RASC Trust, Floating Rate Note, 1/25/36

 122,961

 1,482,482

 0.72

 AAA/Aaa

 RASC Trust, Floating Rate Note, 12/25/34

 1,424,450

 242,782

 0.42

 BBB+/Ba3

 RASC Trust, Floating Rate Note, 4/25/36

 223,280

 1,624,047

 0.69

 AA+/A3

 RASC Trust, Floating Rate Note, 8/25/35

 1,558,458

 29,224

 0.36

 BB/Ba3

 RASC Trust, Floating Rate Note, 8/25/36

 29,192

 230,182

 0.37

 BB-/Baa3

 Soundview Home Equity Loan Trust, Floating Rate Note, 1/25/37

 227,229

 86,284

 B+/Baa2

 Structured Asset Securities Corp., 4.44%, 2/25/35 (Step)

 86,378

 35,242

 B+/Baa2

 Structured Asset Securities Corp., 4.51%, 2/25/35 (Step)

 35,289

 1,300,000

 0.38

 CCC/Ba2

 Structured Asset Securities Corp., Floating Rate Note, 3/25/37

 994,477

 392,768

 7.00

 NR/A3

 UCFC Manufactured Housing Contract, Floating Rate Note, 4/15/29

 392,072

 $

 126,119,247

 Total Banks

 $

 129,830,848

 Diversified Financials - 1.2%

 Other Diversified Financial Services - 0.3%

 1,306,218

 0.69

 AA/Aa2

 Asset Backed Securities Corp Home Equity, Floating Rate Note, 4/25/35

 $

 1,280,533

 4,100,000

 AA/NR

 DT Auto Owner Trust, 2.26%, 10/16/17 (144A)

 4,100,321

 870,148

 1.15

 B+/Ba2

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/25/37 (144A)

 819,121

 1,624,651

 1.25

 B/B1

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/26/37 (144A)

 1,606,013

 2,163,586

 1.05

 B/B1

 Ellington Loan Acquisition Trust, Floating Rate Note, 5/27/37 (144A)

 2,127,900

 886,309

 0.53

 AAA/Aa1

 Home Equity Asset Trust, Floating Rate Note, 12/25/35

 843,188

 1,014,067

 0.36

 CCC/B2

 Home Equity Asset Trust, Floating Rate Note, 3/25/37

 935,477

 197,578

 B/Ba1

 JP Morgan Mortgage Acquisition Corp., 5.453%, 11/25/36 (Step)

 197,175

 440,595

 0.49

 AAA/A1

 JP Morgan Mortgage Acquisition Corp., Floating Rate Note, 12/25/35

 410,864

 2,900,000

 A/NR

 Prestige Auto Receivables Trust, 3.9%, 7/16/18 (144A)

 2,951,727

 4,621,667

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 4,655,243

 $

 19,927,562

 Specialized Finance - 0.6%

 2,849,552

 NR/Aaa

 321 Henderson Receivables I LLC, 3.82%, 12/15/48 (144A)

 $

 2,902,981

 5,255,565

 0.52

 AA/Baa3

 Aegis Asset Backed Securities Trust, Floating Rate Note, 12/25/35

 4,535,185

 21,917,500

 BBB+/Baa1

 Dominos Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 22,854,754

 1,850,000

 0.95

 A/A2

 Irwin Home Equity Corp., Floating Rate Note, 4/25/30

 1,542,584

 269,012

 0.68

 AA+/Aa1

 Mastr Asset Backed Securities Trust, Floating Rate Note, 5/25/35

 264,377

 $

 32,099,881

 Consumer Finance - 0.2%

 10,700,000

 0.30

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 $

 10,699,935

 3,800,000

 0.62

 BB/A3

 Novastar Home Equity Loan, Floating Rate Note, 1/25/36

 3,093,341

 $

 13,793,276

 Asset Management & Custody Banks - 0.1%

 5,369,875

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 $

 5,391,354

 Total Diversified Financials

 $

 71,212,073

 TOTAL ASSET BACKED SECURITIES

 (Cost $217,234,810)

 $

 218,521,588

 COLLATERALIZED MORTGAGE OBLIGATIONS - 10.7%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 3,200,000

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 $

 3,215,322

 Total Consumer Services

 $

 3,215,322

 Banks - 7.0%

 Thrifts & Mortgage Finance - 7.0%

 563,709

 NR/B3

 Banc of America Alternative Loan Trust, 5.0%, 4/25/19

 $

 581,196

 5,518,103

 NR/Ba3

 Banc of America Alternative Loan Trust, 5.0%, 7/25/19

 5,649,196

 4,092,499

 NR/B2

 Banc of America Alternative Loan Trust, 5.25%, 5/25/34

 4,169,614

 3,516,312

 NR/Ba1

 Banc of America Alternative Loan Trust, 5.5%, 1/25/20

 3,581,455

 5,226,183

 NR/Baa2

 Banc of America Alternative Loan Trust, 5.5%, 9/25/33

 5,320,850

 5,297,984

 AAA/Baa2

 Banc of America Alternative Loan Trust, 5.75%, 4/25/33

 5,574,872

 1,675,206

 NR/B2

 Banc of America Alternative Loan Trust, 6.0%, 11/25/34

 1,639,759

 1,359,640

 NR/Ba2

 Banc of America Alternative Loan Trust, 6.0%, 3/25/34

 1,403,262

 1,902,111

 NR/B2

 Banc of America Alternative Loan Trust, 6.0%, 4/25/34

 1,880,377

 4,922,299

 B-/NR

 Banc of America Funding Corp., 5.5%, 1/25/36

 4,857,186

 2,564,521

 CC/B1

 Banc of America Funding Corp., 5.75%, 10/25/35

 2,585,276

 3,866,019

 0.37

 BB-/A

 Banc of America Funding Corp., Floating Rate Note, 8/26/36 (144A)

 3,594,624

 52,424,459

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A)

 4,849,262

 2,097,634

 0.61

 AAA/Aa3

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/34 (144A)

 1,733,749

 16,265,503

 2.93

 AAA/Caa1

 Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)

 299,123

 31,196,965

 4.70

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 2,055,880

 6,059,701

 0.70

 D/Ba1

 Bayview Commercial Asset Trust, Floating Rate Note, 9/25/37 (144A)

 3,148,263

 1,762,866

 3.00

 NR/NR

 BCAP LLC Trust, Floating Rate Note, 6/27/36 (144A)

 1,766,091

 3,762,585

 3.17

 AAA/Ba1

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 11/25/34

 3,732,123

 1,814,300

 5.07

 A-/B2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 2/25/35

 1,805,049

 2,087,160

 2.33

 AAA/Baa2

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 2,023,299

 580,983

 2.79

 AAA/Ba3

 Bear Stearns Adjustable Rate Mortgage Trust, Floating Rate Note, 8/25/33

 504,526

 964,508

 AAA/Baa1

 Chase Mortgage Finance Corp., 5.0%, 10/25/33

 998,119

 2,766,480

 2.63

 A-/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35

 2,756,527

 450,000

 NR/Baa3

 Commercial Mortgage Pass Through Certificates, 5.949%, 6/9/28 (144A)

 455,664

 1,550,000

 4.93

 NR/Aa2

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 12/10/44

 1,606,962

 3,198,593

 0.42

 A+/A1

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 6/15/22 (144A)

 3,039,802

 1,788,835

 3.83

 NR/A2

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 7/17/28 (144A)

 1,808,483

 1,400,000

 6.85

 CCC+/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 8/15/33 (144A)

 914,878

 1,996,789

 AAA/Ba2

 Countrywide Alternative Loan Trust, 4.25%, 4/25/34

 2,013,530

 2,772,773

 AAA/Aa3

 Countrywide Alternative Loan Trust, 4.25%, 9/25/33

 2,798,854

 2,473,740

 AAA/B2

 Countrywide Alternative Loan Trust, 4.75%, 10/25/33

 2,519,885

 5,200,000

 AAA/Ba3

 Countrywide Alternative Loan Trust, 5.0%, 7/25/19

 5,283,876

 998,073

 CC/Caa1

 Countrywide Alternative Loan Trust, 5.25%, 8/25/35

 992,571

 4,959,414

 B+/NR

 Countrywide Alternative Loan Trust, 5.25%, 9/25/33

 5,152,727

 3,478,698

 BB/B2

 Countrywide Alternative Loan Trust, 5.5%, 1/25/35

 3,543,534

 3,654,532

 B/Caa2

 Countrywide Alternative Loan Trust, 5.5%, 3/25/35

 3,007,399

 1,748,519

 B-/B3

 Countrywide Alternative Loan Trust, 5.5%, 6/25/35

 1,662,105

 5,378,174

 BB/NR

 Countrywide Alternative Loan Trust, 5.5%, 8/25/34

 5,321,036

 5,465,523

 AAA/NR

 Countrywide Alternative Loan Trust, 5.75%, 12/25/33

 5,635,993

 3,033,777

 AAA/Ba1

 Countrywide Alternative Loan Trust, 5.75%, 3/25/34

 2,995,870

 2,100,272

 0.65

 AAA/Baa3

 Countrywide Alternative Loan Trust, Floating Rate Note, 3/25/34

 2,021,247

 2,205,842

 NR/Ba2

 Countrywide Home Loan Mortgage Pass Through Trust, 5.5%, 3/25/34

 2,225,333

 39,072

 2.91

 BB/B1

 Countrywide Home Loan Mortgage Pass Through Trust, Floating Rate Note, 9/25/33

 33,165

 1,192,578

 0.61

 D/C

 Downey Savings & Loan Association Mortgage Loan Trust, Floating Rate Note, 10/19/45

 282,999

 3,900,000

 A/A2

 Extended Stay America Trust, 4.86%, 11/5/27 (144A)

 3,942,814

 1,445,762

 CC/NR

 First Horizon Asset Securities, Inc., 5.5%, 10/25/35

 1,456,544

 1,894,900

 CCC/NR

 First Horizon Asset Securities, Inc., 6.0%, 5/25/36

 1,823,557

 1,449,621

 5.71

 NR/Baa1

 First Horizon Asset Securities, Inc., Floating Rate Note, 10/25/34

 1,453,816

 2,928,023

 2.62

 AAA/B1

 First Horizon Asset Securities, Inc., Floating Rate Note, 4/25/35

 2,788,063

 2,648,094

 2.59

 CCC/NR

 First Horizon Asset Securities, Inc., Floating Rate Note, 6/25/35

 2,168,789

 1,925,000

 5.31

 A/A2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 4/10/40

 1,878,315

 3,900,000

 5.31

 BBB+/Baa2

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/36 (144A)

 3,906,326

 2,169,000

 5.66

 B+/NR

 GMAC Commercial Mortgage Securities, Inc., Floating Rate Note, 5/10/40 (144A)

 2,084,214

 5,350,000

 NR/Aaa

 GS Mortgage Securities Corp II, 3.377%, 5/10/45

 5,463,923

 4,750,000

 NR/NR

 GS Mortgage Securities Corp II, 4.209%, 2/10/21 (144A)

 4,741,925

 4,000,000

 NR/Aaa

 GS Mortgage Securities Corp II, 5.56%, 11/10/39

 4,544,024

 6,650,000

 NR/Aa3

 GS Mortgage Securities Corp II, 5.591%, 11/10/39

 6,905,333

 3,000,000

 2.20

 AA/NR

 GS Mortgage Securities Corp II, Floating Rate Note, 3/6/20 (144A)

 2,969,922

 1,079,460

 NR/B3

 GSR Mortgage Loan Trust, 5.5%, 8/25/21

 1,025,084

 3,059,051

 CCC/NR

 GSR Mortgage Loan Trust, 6.0%, 2/25/36

 2,863,893

 1,523,439

 2.76

 BBB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 1/25/35

 1,336,362

 1,025,305

 5.74

 BB-/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 2/25/34

 869,032

 6,615,252

 5.25

 BB+/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 7/25/35

 6,454,522

 9,466,561

 2.65

 AAA/NR

 GSR Mortgage Loan Trust, Floating Rate Note, 9/25/35

 9,202,415

 817,829

 4.68

 AAA/A2

 Harborview Mortgage Loan Trust, Floating Rate Note, 4/19/34

 842,168

 2,728,128

 0.97

 AAA/A1

 Impac CMB Trust, Floating Rate Note, 10/25/34

 2,270,351

 417,859

 0.89

 AAA/Baa2

 Impac CMB Trust, Floating Rate Note, 9/25/34

 322,796

 1,448,673

 0.60

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 5/25/36

 1,376,351

 3,555,474

 0.60

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 8/25/36

 3,402,748

 4,400,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., 3.616%, 11/15/43 (144A)

 4,668,858

 5,200,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Corp., 4.171%, 8/15/46

 5,656,903

 3,662,667

 0.60

 NR/Ba1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/18 (144A)

 2,966,760

 1,300,000

 5.71

 A/NR

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 11/15/43 (144A)

 1,345,626

 2,188,643

 0.62

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/19 (144A)

 2,117,512

 4,300,000

 4.65

 BBB+/Baa1

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 7/15/28 (144A)

 4,231,591

 4,079,605

 BBB/Ba2

 JP Morgan Mortgage Trust, 6.0%, 9/25/34

 4,190,122

 3,409,112

 2.73

 NR/B2

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 3,356,270

 2,617,989

 5.23

 NR/B2

 JP Morgan Mortgage Trust, Floating Rate Note, 10/25/35

 2,509,345

 1,492,679

 2.56

 CCC/B1

 JP Morgan Mortgage Trust, Floating Rate Note, 11/25/35

 1,479,394

 262,849

 4.43

 AAA/A3

 JP Morgan Mortgage Trust, Floating Rate Note, 2/25/35

 264,085

 901,686

 3.06

 AAA/NR

 JP Morgan Mortgage Trust, Floating Rate Note, 5/25/34

 868,864

 862,877

 5.31

 BBB-/Ba1

 JP Morgan Mortgage Trust, Floating Rate Note, 7/25/35

 851,573

 956,883

 1.10

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 10/25/37 (144A)

 927,453

 1,928,220

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 12/25/36 (144A)

 1,908,450

 1,016,974

 0.47

 A+/Aa2

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 4/25/31 (144A)

 805,388

 2,341,222

 0.45

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/36 (144A)

 1,804,579

 1,605,721

 B-/NR

 MASTR Alternative Loans Trust, 5.5%, 1/25/35

 1,646,129

 4,394,621

 B+/NR

 MASTR Alternative Loans Trust, 5.5%, 10/25/19

 4,528,815

 4,563,155

 AAA/NR

 MASTR Alternative Loans Trust, 5.5%, 2/25/35

 4,555,808

 4,646,459

 B/NR

 MASTR Alternative Loans Trust, 6.0%, 7/25/34

 4,668,237

 1,328,542

 AAA/A1

 MASTR Alternative Loans Trust, 6.5%, 6/25/33

 1,414,169

 2,060,601

 6.02

 AAA/NR

 MASTR Alternative Loans Trust, Floating Rate Note, 1/25/35

 2,132,238

 2,782,324

 6.81

 A-/NR

 Mastr Seasoned Securities Trust, Floating Rate Note, 9/25/32

 2,929,935

 615,750

 AAA/Aaa

 Merrill Lynch Mortgage Trust, 4.556%, 6/12/43

 616,780

 3,650,000

 5.33

 A+/NR

 Merrill Lynch Mortgage Trust, Floating Rate Note, 11/12/35

 3,719,752

 195,390

 5.44

 AAA/NR

 Merrill Lynch/Countrywide Commercial Mortgage Trust, Floating Rate Note, 2/12/39

 196,007

 2,888,624

 0.71

 AAA/Baa2

 MLCC Mortgage Investors, Inc., Floating Rate Note, 3/25/30

 2,547,475

 3,292,522

 0.71

 AAA/A3

 MLCC Mortgage Investors, Inc., Floating Rate Note, 4/25/29

 2,952,079

 10,800,000

 NR/NR

 Morgan Stanley Reremic Trust, 5.0%, 11/26/36 (144A)

 10,466,820

 3,945,343

 NR/Aa3

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 3,845,297

 1,599,799

 0.83

 AA-/Aa2

 RAMP Trust, Floating Rate Note, 10/25/31

 1,140,715

 2,596,568

 B-/NR

 Residential Asset Securitization Trust, 5.5%, 2/25/35

 2,639,710

 6,495,977

 B/NR

 Residential Asset Securitization Trust, 5.5%, 7/25/35

 5,807,449

 3,171,530

 0.70

 AAA/NR

 Residential Asset Securitization Trust, Floating Rate Note, 10/25/34

 2,784,994

 2,191,414

 0.58

 AAA/Baa2

 Sequoia Mortgage Trust, Floating Rate Note, 10/20/34

 1,975,343

 2,082,070

 0.46

 AAA/Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 3/20/35

 1,825,139

 1,435,167

 0.44

 AAA/Ba3

 Sequoia Mortgage Trust, Floating Rate Note, 5/20/35

 1,149,281

 1,510,924

 0.86

 AAA/Baa3

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/33

 1,296,524

 1,301,953

 0.59

 AAA/Ba1

 Sequoia Mortgage Trust, Floating Rate Note, 9/20/34

 1,167,720

 4,982,217

 B-/B2

 Structured Asset Securities Corp., 5.0%, 5/25/35

 4,923,108

 2,320,113

 CC/Caa2

 Structured Asset Securities Corp., 6.0%, 8/25/35

 1,976,010

 6,060,220

 2.88

 AAA/A3

 Structured Asset Securities Corp., Floating Rate Note, 10/25/33

 5,946,882

 7,664,426

 0.90

 NR/NR

 Structured Asset Securities Corp., Floating Rate Note, 10/25/37 (144A)

 7,156,658

 3,357,648

 2.83

 AAA/A1

 Structured Asset Securities Corp., Floating Rate Note, 6/25/33

 3,316,685

 2,128,455

 2.67

 AAA/Baa1

 Structured Asset Securities Corp., Floating Rate Note, 7/25/33

 1,948,594

 4,752,852

 1.91

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 4,450,580

 3,953,371

 4.10

 AAA/Ba1

 Thornburg Mortgage Securities Trust, Floating Rate Note, 3/25/44

 3,957,724

 750,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 840,095

 6,596,000

 BB/B1

 Timberstar Trust, 7.53%, 10/15/36 (144A)

 6,788,610

 3,600,000

 5.61

 AA-/NR

 Wachovia Bank Commercial Mortgage Trust, Floating Rate Note, 4/15/35 (144A)

 3,600,626

 12,719,350

 2.45

 AA/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 12,327,594

 504,017

 0.58

 AAA/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44

 394,142

 2,809,462

 5.07

 CCC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 12/25/36

 2,242,513

 7,876,010

 2.59

 AA+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/34

 7,835,054

 319,089

 2.48

 CC/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 9/25/35

 317,142

 4,600,000

 5.77

 NR/A2

 Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 11/15/43 (144A)

 4,811,927

 3,303,334

 AA+/Ba2

 Wells Fargo Mortgage Backed Securities Trust, 5.25%, 10/25/35

 3,328,998

 1,351,299

 BB-/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.5%, 10/25/35

 1,364,539

 11,954,319

 NR/B1

 Wells Fargo Mortgage Backed Securities Trust, 5.75%, 3/25/36

 11,480,522

 2,319,574

 2.65

 AAA/A2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 10/25/34

 2,320,265

 1,120,347

 4.55

 AAA/Baa1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 11/25/33

 1,110,712

 7,724,254

 2.63

 BBB-/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/35

 7,549,671

 7,905,072

 3.63

 NR/B1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 3/25/36

 7,494,000

 891,434

 5.02

 NR/Ba2

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 4/25/35

 892,948

 992,760

 2.62

 AAA/Ba1

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/34

 970,965

 4,683,722

 2.63

 AA/NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 6/25/35

 4,464,061

 343,822

 5.08

 CC/NR

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 9/25/35

 339,834

 4,800,000

 BBB/NR

 WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)

 4,942,334

 1,200,000

 5.39

 NR/A2

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 2/15/44 (144A)

 1,222,223

 2,000,000

 5.42

 NR/Baa1

 WF-RBS Commercial Mortgage Trust, Floating Rate Note, 6/15/44 (144A)

 1,818,148

 $

 424,011,231

 Total Banks

 $

 424,011,231

 Diversified Financials - 2.0%

 Other Diversified Financial Services - 1.8%

 3,915,000

 A+/Baa2

 American Tower Trust, 5.957%, 4/15/37 (144A)

 $

 4,100,340

 1,676,131

 AAA/Ba1

 Banc of America Mortgage Securities, Inc., 4.75%, 10/25/20

 1,669,923

 7,834,422

 AAA/NR

 Banc of America Mortgage Securities, Inc., 5.75%, 1/25/35

 8,064,292

 7,748,307

 2.79

 NR/Ba2

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 10/25/33

 7,448,455

 1,613,390

 3.00

 AAA/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 6/25/34

 1,576,445

 4,320,686

 2.77

 NR/Baa3

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/33

 4,110,272

 1,753,791

 5.06

 AA-/NR

 Banc of America Mortgage Securities, Inc., Floating Rate Note, 9/25/35

 1,679,604

 2,572,122

 4.82

 AAA/Baa3

 Bear Stearns Alt-A Trust, Floating Rate Note, 10/25/33

 2,418,831

 2,565,824

 2.70

 AAA/Baa1

 Bear Stearns Alt-A Trust, Floating Rate Note, 12/25/33

 2,481,159

 896,153

 0.75

 AAA/B1

 Bear Stearns Alt-A Trust, Floating Rate Note, 3/25/35

 768,990

 590,373

 CCC/Caa1

 Chaseflex Trust, 5.0%, 5/25/20

 560,911

 739,614

 BBB/Ba1

 Citicorp Mortgage Securities, Inc., 5.5%, 2/25/22

 728,412

 1,050,000

 NR/B2

 Citicorp Mortgage Securities, Inc., 6.25%, 6/25/36

 1,048,842

 1,166,723

 NR/B3

 Credit Suisse Mortgage Capital Certificates, 5.0%, 4/25/37

 1,073,562

 4,200,000

 BBB/A1

 Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39

 4,144,972

 8,700,000

 4.25

 NR/NR

 Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 6/25/50 (144A)

 8,183,420

 2,950,000

 5.73

 A/A2

 DBUBS Mortgage Trust, Floating Rate Note, 11/10/46 (144A)

 3,031,216

 6,767,000

 5.57

 NR/Aa2

 DBUBS Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 7,349,740

 4,123,445

 D/NR

 JP Morgan Alternative Loan Trust, 5.5%, 3/25/36

 2,743,789

 2,604,263

 CCC/NR

 JP Morgan Alternative Loan Trust, 6.0%, 3/25/36

 1,847,597

 1,940,001

 3.25

 NR/NR

 La Hipotecaria SA de CV, Floating Rate Note, 9/8/39 (144A)

 2,008,483

 4,920,000

 5.62

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 4,873,481

 6,285,971

 2.53

 BB/NR

 Merrill Lynch Mortgage Investors, Inc., Floating Rate Note, 2/25/35

 5,579,434

 2,350,000

 0.84

 A+/A3

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 2,179,334

 3,500,000

 0.94

 BBB+/Baa2

 Morgan Stanley Capital I, Inc., Floating Rate Note, 12/15/20 (144A)

 3,210,816

 632,365

 AAA/Aa3

 RALI Trust, 5.0%, 1/25/33

 649,119

 1,195,890

 NR/Ba1

 RALI Trust, 5.0%, 7/25/18

 1,223,000

 1,042,464

 AAA/B1

 RALI Trust, 5.25%, 6/25/33

 975,446

 4,232,289

 NR/B3

 RALI Trust, 5.5%, 12/25/34

 4,184,194

 936,395

 AAA/Aaa

 RALI Trust, 5.5%, 9/25/32

 958,225

 2,000,000

 AAA/B1

 RALI Trust, 5.75%, 4/25/34

 2,000,434

 8,328,741

 AAA/NR

 RALI Trust, 6.0%, 10/25/34

 8,390,923

 1,774,991

 0.85

 AAA/Ba3

 RALI Trust, Floating Rate Note, 4/25/34

 1,647,411

 1,363,082

 3.20

 AAA/Baa2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 1,258,257

 6,375,661

 2.85

 AAA/Baa1

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 3/25/34

 5,843,299

 536,454

 5.93

 NR/NR

 Vericrest Opportunity Loan Transferee, Floating Rate Note, 12/26/50 (144A)

 537,535

 $

 110,550,163

 Specialized Finance - 0.0%

 74,421

 AAA/NR

 CW Capital Cobalt, Ltd., 5.174%, 8/15/48

 $

 74,640

 136,462

 0.85

 AA/Caa1

 Indymac Index Mortgage Loan Trust, Floating Rate Note, 4/25/34

 93,777

 CAD

 539,778

 4.71

 AAA/Aaa

 Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49

 563,084

 $

 731,501

 Consumer Finance - 0.1%

 4,717,812

 4.94

 CCC/NR

 GMAC Mortgage Corp Loan Trust, Floating Rate Note, 5/25/35

 $

 4,342,288

 Asset Management & Custody Banks - 0.0%

 1,645,763

 2.86

 NR/NR

 Jefferies & Co, Inc., Floating Rate Note, 5/26/37 (144A)

 $

 1,628,077

 Investment Banking & Brokerage - 0.1%

 4,400,000

 7.62

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 10/15/36 (144A)

 $

 4,584,325

 3,000,000

 5.94

 BB+/Baa3

 Bear Stearns Commercial Mortgage Securities, Floating Rate Note, 9/11/38

 2,580,159

 $

 7,164,484

 Total Diversified Financials

 $

 124,416,513

 Real Estate - 1.1%

 Mortgage REIT's - 1.0%

 4,757,814

 2.74

 AAA/B1

 American Home Mortgage Investment Trust, Floating Rate Note, 6/25/45

 $

 4,310,104

 1,563,237

 CC/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20

 1,573,724

 4,585,000

 6.01

 CCC-/Caa1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)

 3,895,746

 4,852,398

 5.50

 CC/Caa1

 Deutsche ALT-A Securities Inc Alternate Loan Trust, Floating Rate Note, 11/25/35

 4,187,702

 3,910,000

 4.49

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)

 3,795,398

 2,700,000

 3.61

 NR/A2

 FREMF Mortgage Trust, Floating Rate Note, 11/25/46

 2,633,885

 1,600,000

 3.61

 NR/Baa1

 FREMF Mortgage Trust, Floating Rate Note, 11/25/46

 1,427,256

 5,600,000

 4.76

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 5,547,108

 1,982,000

 2.29

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/44 (144A)

 1,899,238

 2,400,000

 4.57

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 12/25/48 (144A)

 2,343,230

 2,200,000

 5.33

 AA-/A3

 FREMF Mortgage Trust, Floating Rate Note, 2/25/47 (144A)

 2,255,733

 3,000,000

 5.44

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 3,125,187

 6,175,000

 4.94

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 6,321,718

 3,150,000

 5.05

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 3,211,860

 4,100,000

 4.44

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)

 4,104,178

 4,675,000

 4.44

 A-/NR

 FREMF Mortgage Trust, Floating Rate Note, 7/25/48 (144A)

 4,239,678

 1,950,000

 1.00

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/43

 2,021,259

 4,140,000

 5.33

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 4,269,156

 $

 61,162,160

 Real Estate Services - 0.1%

 4,800,000

 0.99

 AA+/Aa1

 Banc of America Large Loan, Inc., Floating Rate Note, 8/15/29 (144A)

 $

 4,446,509

 Total Real Estate

 $

 65,608,669

 Government - 0.6%

 Government - 0.6%

 5,247,472

 NR/NR

 Fannie Mae REMICS, 3.5%, 1/25/29

 $

 430,918

 250,224

 NR/NR

 Freddie Mac REMICS, 5.0%, 8/15/35

 254,298

 9,820,000

 NR/NR

 Government National Mortgage Association, 4.5%, 9/20/39

 11,209,324

 64,541,875

 1.74

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 10/16/43

 4,918,736

 31,547,237

 1.47

 NR/Aaa

 Government National Mortgage Association, Floating Rate Note, 10/16/52

 2,206,414

 49,940,608

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 4,392,326

 58,160,772

 1.26

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/51

 2,928,744

 35,625,000

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 3,059,119

 27,031,870

 1.51

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 4/16/51

 1,716,118

 54,758,794

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 4,428,289

 $

 35,544,286

 Total Government

 $

 35,544,286

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $651,404,697)

 $

 652,796,021

 CORPORATE BONDS - 43.2%

 Energy - 4.5%

 Oil & Gas Drilling - 0.3%

 2,000,000

 NR/NR

 Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15

 $

 1,840,409

 8,670,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 9,406,950

 3,905,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15 (144A)

 4,236,925

 2,300,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 2,822,033

 $

 18,306,317

 Oil & Gas Equipment & Services - 0.4%

 5,640,000

 B/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $

 5,400,300

 7,295,000

 BB/Ba3

 Exterran Holdings, Inc., 7.25%, 12/1/18

 7,003,200

 NOK

 9,500,000

 9.34

 NR/NR

 Transocean Norway Drilling AS, Floating Rate Note, 2/24/16

 1,682,870

 3,800,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 3,997,235

 4,105,000

 BBB/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 5,349,817

 $

 23,433,422

 Oil & Gas Exploration & Production - 1.8%

 2,520,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 5.9%, 2/1/18

 $

 2,972,945

 5,490,000

 B/B3

 Carrizo Oil & Gas, Inc., 8.625%, 10/15/18

 5,737,050

 3,550,000

 B-/B3

 Chaparral Energy, Inc., 7.625%, 11/15/22 (144A)

 3,594,375

 5,125,000

 BB+/B1

 Concho Resources, Inc., 6.5%, 1/15/22

 5,330,000

 4,608,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 5,045,760

 3,230,000

 NR/A1

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 3,597,574

 9,775,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20 (144A)

 10,129,344

 765,000

 BBB/Baa1

 Gazprom OAO Via Gaz Capital SA, 8.146%, 4/11/18 (144A)

 910,902

 1,853,950

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20

 2,023,048

 2,154,538

 BBB+/NR

 Gazprom OAO Via Gazprom International SA, 7.201%, 2/1/20 (144A)

 2,351,053

 5,768,000

 BB-/B1

 Hilcorp Energy I LP, 7.625%, 4/15/21 (144A)

 6,142,920

 3,299,000

 B/B2

 Linn Energy LLC, 8.625%, 4/15/20

 3,554,672

 6,000,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 6,135,000

 NOK

 15,000,000

 NR/NR

 Norwegian Energy Co AS, 12.9%, 11/20/14

 2,397,265

 3,220,000

 CCC+/Caa1

 PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)

 3,203,900

 1,605,000

 BBB+/Baa3

 Petrohawk Energy Corp., 10.5%, 8/1/14

 1,778,240

 4,060,000

 BB-/B1

 Plains Exploration & Production Co., 8.625%, 10/15/19

 4,481,225

 2,220,000

 CCC/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 1,709,400

 4,655,000

 B/B1

 Samson Investment Co., 9.75%, 2/15/20 (144A)

 4,631,725

 1,960,000

 NR/B3

 SandRidge Energy, Inc., 7.5%, 3/15/21

 1,935,500

 2,015,000

 B/B3

 SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)

 2,040,188

 2,500,000

 4.09

 NR/B3

 SandRidge Energy, Inc., Floating Rate Note, 4/1/14

 2,476,495

 5,900,000

 B/B3

 Stone Energy Corp., 8.625%, 2/1/17

 5,988,500

 3,793,701

 NR/Baa2

 Tengizchevroil Finance Co SARL, 6.124%, 11/15/14 (144A)

 3,947,725

 1,295,000

 BBB-/Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,406,758

 1,770,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.25%, 2/2/20 (144A)

 1,987,922

 4,160,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 4,623,008

 1,250,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,429,688

 3,650,000

 B-/Caa1

 Vanguard Natural Resources LLC, 7.875%, 4/1/20

 3,650,000

 3,120,000

 B/B3

 W&T Offshore, Inc., 8.5%, 6/15/19

 3,221,400

 $

 108,433,582

 Oil & Gas Refining & Marketing - 0.3%

 1,600,000

 A/A2

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 $

 1,869,843

 3,125,000

 BBB/Baa2

 Reliance Holdings USA, Inc., 4.5%, 10/19/20 (144A)

 2,936,825

 3,625,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 4,326,960

 2,410,000

 BB+/Ba1

 Tesoro Corp., 9.75%, 6/1/19

 2,723,300

 4,354,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 5,722,131

 $

 17,579,059

 Oil & Gas Storage & Transportation - 1.4%

 1,750,000

 BBB/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 $

 1,901,825

 4,230,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 5,483,806

 3,811,000

 7.00

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 6/1/67

 3,811,000

 3,578,000

 8.38

 BB+/Baa3

 Enterprise Products Operating LLC, Floating Rate Note, 8/1/66

 3,877,658

 11,890,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 4.15%, 3/1/22

 12,223,229

 5,225,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 6,058,957

 6,870,000

 B+/B2

 Niska Gas Storage US LLC, 8.875%, 3/15/18

 6,698,250

 5,100,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 5,929,224

 5,035,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 5,939,120

 10,335,000

 BB/Ba1

 Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)

 9,404,850

 4,189,000

 3.48

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 3,408,799

 2,100,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 2,452,949

 10,300,000

 BBB/Baa2

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 10,619,712

 8,780,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 10,898,948

 $

 88,708,327

 Coal & Consumable Fuels - 0.3%

 4,260,000

 BB-/B2

 Alpha Natural Resources, Inc., 6.0%, 6/1/19

 $

 3,631,650

 1,860,000

 BB-/B2

 Alpha Natural Resources, Inc., 6.25%, 6/1/21

 1,571,700

 7,100,000

 B-/B3

 Arch Coal, Inc., 7.0%, 6/15/19

 5,999,500

 925,000

 B-/B3

 Arch Coal, Inc., 7.25%, 6/15/21

 774,688

 3,550,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 3,700,875

 2,425,000

 BB/Ba3

 Bumi Investment Pte, Ltd., 10.75%, 10/6/17 (144A)

 2,394,688

 $

 18,073,101

 Total Energy

 $

 274,533,808

 Materials - 4.4%

 Commodity Chemicals - 0.3%

 4,385,000

 NR/WR

 Basell Finance Co BV, 8.1%, 3/15/27 (144A)

 $

 5,229,112

 2,690,000

 BBB-/Baa3

 Braskem Finance, Ltd., 7.375%, 10/29/49 (Perpetual) (144A)

 2,703,450

 6,915,000

 CCC+/B3

 Hexion US Finance Corp., 8.875%, 2/1/18

 7,053,300

 791,000

 BB/Ba2

 NOVA Chemicals Corp., 7.875%, 9/15/25

 801,251

 3,810,000

 BB/B1

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 3,848,100

 $

 19,635,213

 Diversified Chemicals - 0.5%

 4,100,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 4,179,511

 2,825,000

 B+/B1

 Ineos Finance Plc, 9.0%, 5/15/15 (144A)

 2,980,375

 EURO

 2,450,000

 CCC+/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 2,690,193

 18,845,000

 BB+/Ba2

 LyondellBasell Industries NV, 5.0%, 4/15/19 (144A)

 19,763,694

 1,150,000

 CCC/Caa1

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

 871,125

 EURO

 850,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 753,121

 $

 31,238,019

 Fertilizers & Agricultural Chemicals - 0.1%

 4,695,000

 BBB/Baa2

 Agrium, Inc., 6.75%, 1/15/19

 $

 5,756,647

 Specialty Chemicals - 0.1%

 3,670,000

 BBB/Baa2

 Cytec Industries, Inc., 8.95%, 7/1/17

 $

 4,559,113

 Construction Materials - 0.3%

 5,098,000

 B-/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 4,518,102

 3,375,000

 B-/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

 3,012,188

 4,500,000

 5.46

 B-/NR

 Cemex SAB de CV, Floating Rate Note, 9/30/15 (144A)

 4,068,000

 1,880,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 1,971,080

 1,680,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 1,680,000

 1,750,000

 BBB/NR

 Voto-Votorantim Overseas Trading Operations NV, 6.625%, 9/25/19 (144A)

 1,903,125

 $

 17,152,495

 Metal & Glass Containers - 0.4%

 1,730,000

 B-/B3

 AEP Industries, Inc., 8.25%, 4/15/19

 $

 1,799,200

 EURO

 1,020,000

 BB-/Ba3

 Ardagh Glass Finance Plc, 9.25%, 7/1/16 (144A)

 1,410,489

 7,250,000

 BB-/B3

 Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)

 7,685,000

 EURO

 11,058,000

 B-/B3

 Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)

 14,066,647

 $

 24,961,336

 Paper Packaging - 0.2%

 2,925,000

 BB+/B2

 Graphic Packaging International, Inc., 7.875%, 10/1/18

 $

 3,217,500

 EURO

 3,325,000

 B/B2

 Nordenia International AG, 9.75%, 7/15/17 (144A)

 4,503,222

 2,000,000

 BB/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

 2,230,000

 $

 9,950,722

 Aluminum - 0.2%

 5,395,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 5,679,268

 783

 B-/B3

 Noranda Aluminum Acquisition Corp., 4.73%, 5/15/15 (PIK)

 748

 5,500,000

 B/B2

 Novelis, Inc. Georgia, 8.375%, 12/15/17

 5,885,000

 $

 11,565,016

 Diversified Metals & Mining - 1.0%

 6,575,000

 BBB-/Baa2

 AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20

 $

 6,757,325

 27,140,000

 BBB-/Baa3

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 25,860,268

 11,630,000

 BB-/B1

 Quadra FNX Mining, Ltd., 7.75%, 6/15/19 (144A)

 12,153,350

 1,615,000

 BBB-/Baa2

 Southern Copper Corp., 5.375%, 4/16/20

 1,789,438

 3,635,000

 BB/Ba3

 Vedanta Resources Plc, 8.25%, 6/7/21 (144A)

 3,389,638

 7,253,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

 7,289,265

 3,335,000

 BBB-/Baa3

 Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)

 3,468,400

 $

 60,707,684

 Precious Metals & Minerals - 0.1%

 3,175,000

 BB-/NR

 ALROSA Finance SA, 7.75%, 11/3/20 (144A)

 $

 3,325,082

 3,250,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 3,587,188

 $

 6,912,270

 Steel - 1.0%

 3,645,000

 BBB-/Baa3

 Allegheny Technologies, Inc., 9.375%, 6/1/19

 $

 4,638,321

 3,050,000

 BBB-/Baa3

 ArcelorMittal, 5.25%, 8/5/20

 2,923,828

 10,250,000

 BBB-/Baa3

 ArcelorMittal, 5.5%, 3/1/21

 9,701,799

 5,420,000

 BBB-/Baa3

 ArcelorMittal, 6.125%, 6/1/18

 5,495,593

 5,350,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 5,470,375

 5,550,000

 B-/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

 5,355,750

 3,875,000

 CCC-/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

 3,284,062

 6,325,000

 B-/B3

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

 5,708,312

 5,200,000

 BBB-/Baa3

 Hyundai Steel Co., 4.625%, 4/21/16 (144A)

 5,404,552

 4,705,000

 NR/B2

 Metinvest BV, 10.25%, 5/20/15 (144A)

 4,610,900

 5,675,000

 NR/B2

 Metinvest BV, 8.75%, 2/14/18 (144A)

 5,164,250

 4,738,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

 4,743,922

 $

 62,501,664

 Forest Products - 0.0%

 1,650,000

 NR/WR

 Sino-Forest Corp., 6.25%, 10/21/17 (144A) (e)

 $

 379,500

 Paper Products - 0.2%

 2,000,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 $

 2,140,000

 8,625,000

 BBB+/Baa2

 Inversiones CMPC SA, 4.5%, 4/25/22 (144A)

 8,536,896

 2,100,000

 BB/Ba2

 Sappi Papier Holding GmbH, 6.625%, 4/15/21 (144A)

 1,984,500

 $

 12,661,396

 Total Materials

 $

 267,981,075

 Capital Goods - 2.7%

 Aerospace & Defense - 0.2%

 2,600,000

 B/B1

 GeoEye, Inc., 9.625%, 10/1/15

 $

 2,723,500

 6,250,000

 B-/B3

 TransDigm, Inc., 7.75%, 12/15/18

 6,859,375

 3,940,000

 A/A2

 United Technologies Corp., 4.5%, 6/1/42

 4,327,716

 $

 13,910,591

 Building Products - 0.5%

 4,025,000

 BB+/Ba3

 Building Materials Corp of America, 6.75%, 5/1/21 (144A)

 $

 4,306,750

 3,438,000

 BBB-/Ba2

 Masco Corp., 5.85%, 3/15/17

 3,603,846

 6,875,000

 BBB-/Ba2

 Masco Corp., 5.95%, 3/15/22

 7,077,029

 14,290,000

 BBB-/Ba2

 Masco Corp., 7.125%, 3/15/20

 15,767,014

 $

 30,754,639

 Construction & Engineering - 0.4%

 10,200,000

 A/A2

 ABB Finance USA, Inc., 4.375%, 5/8/42

 $

 10,961,053

 3,400,000

 BB-/Ba3

 Dycom Investments, Inc., 7.125%, 1/15/21

 3,485,000

 8,675,000

 B+/B1

 Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)

 8,262,938

 $

 22,708,991

 Electrical Components & Equipment - 0.3%

 7,018,000

 B+/Ba2

 Belden, Inc., 7.0%, 3/15/17

 $

 7,228,540

 3,932,000

 B/B3

 Coleman Cable, Inc., 9.0%, 2/15/18

 4,049,960

 3,100,000

 A/A2

 Thomas & Betts Corp., 5.625%, 11/15/21

 3,563,078

 3,500,000

 B/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 3,535,000

 $

 18,376,578

 Industrial Conglomerates - 0.2%

 2,900,000

 BB-/Ba2

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $

 2,965,250

 EURO

 1,260,000

 BB-/Ba3

 Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)

 1,610,793

 2,600,000

 CCC+/B3

 Park-Ohio Industries, Inc., 8.125%, 4/1/21

 2,658,500

 4,485,000

 BBB/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 5,354,251

 $

 12,588,794

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 5,880,000

 B+/Caa1

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $

 5,953,500

 1,125,000

 B/B2

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 1,143,281

 1,345,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 1,668,548

 6,725,000

 B+/B1

 Navistar International Corp., 8.25%, 11/1/21

 6,447,594

 840,000

 B+/B1

 Titan International, Inc., 7.875%, 10/1/17

 865,200

 $

 16,078,123

 Industrial Machinery - 0.4%

 3,020,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co, Ltd., 9.5%, 4/15/14

 $

 3,432,592

 6,050,000

 B/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 5,566,000

 4,335,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 4,335,000

 3,830,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 4,494,260

 7,210,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 5,695,900

 $

 23,523,752

 Trading Companies & Distributors - 0.4%

 2,870,000

 BB+/Ba3

 Aircastle, Ltd., 7.625%, 4/15/20

 $

 2,913,050

 12,603,000

 BBB-/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 12,642,447

 3,645,000

 B/B2

 Avis Budget Car Rental LLC, 8.25%, 1/15/19

 3,909,262

 6,795,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 7,554,226

 $

 27,018,985

 Total Capital Goods

 $

 164,960,453

 Commercial Services & Supplies - 0.0%

 Diversified Support Services - 0.0%

 2,075,000

 B+/B1

 Iron Mountain, Inc., 7.75%, 10/1/19

 $

 2,241,000

 Total Commercial Services & Supplies

 $

 2,241,000

 Transportation - 0.7%

 Air Freight & Logistics - 0.1%

 4,765,000

 B-/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 $

 4,359,975

 355,000

 B-/B3

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 370,088

 2,500,000

 B+/Ba3

 CEVA Group Plc, 8.375%, 12/1/17 (144A)

 2,425,000

 750,000

 A-/A3

 Tyco International Finance SA, 8.5%, 1/15/19

 1,027,075

 $

 8,182,138

 Airlines - 0.3%

 6,841,871

 BBB-/Baa3

 American Airlines 2011-2 Class A Pass Through Trust, 8.625%, 10/15/21

 $

 7,183,965

 821,922

 BB/Ba1

 Continental Airlines 1999-1 Class B Pass Through Trust, 6.795%, 8/2/18

 813,703

 2,794,466

 A-/Baa2

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 2,969,120

 4,965,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

 5,151,188

 $

 16,117,976

 Trucking - 0.3%

 4,200,000

 BBB-/Baa2

 Asciano Finance, Ltd., 5.0%, 4/7/18 (144A)

 $

 4,387,190

 9,013,103

 NR/Ba2

 Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)

 8,712,786

 3,410,000

 B+/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 3,699,850

 $

 16,799,826

 Airport Services - 0.0%

 1,100,000

 B/B2

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

 $

 1,133,000

 Total Transportation

 $

 42,232,940

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 750,000

 B/B2

 Chrysler Group LLC, 8.0%, 6/15/19

 $

 770,625

 3,000,000

 B/B2

 Chrysler Group LLC, 8.25%, 6/15/21

 3,082,500

 1,390,000

 BBB+/Baa2

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 1,461,471

 $

 5,314,596

 Total Automobiles & Components

 $

 5,314,596

 Consumer Durables & Apparel - 0.8%

 Homebuilding - 0.4%

 2,150,000

 BB-/NR

 Corp GEO SAB de CV, 8.875%, 3/27/22 (144A)

 $

 2,214,500

 4,110,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 4,274,400

 7,705,000

 NR/Ba3

 Desarrolladora Homex SAB de CV, 9.75%, 3/25/20 (144A)

 8,090,250

 1,500,000

 B/B2

 KB Home, 8.0%, 3/15/20

 1,530,000

 2,244,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.5%, 1/21/20 (144A)

 2,344,980

 3,975,000

 NR/Ba3

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

 4,193,625

 $

 22,647,755

 Household Appliances - 0.0%

 4,090,000

 BBB-/Baa3

 Whirlpool Corp., 5.5%, 3/1/13

 $

 4,197,980

 Housewares & Specialties - 0.4%

 9,339,000

 BB+/NR

 Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)

 $

 9,759,255

 4,175,000

 BB-/Ba3

 Reynolds Group Issuer, Inc., 7.125%, 4/15/19 (144A)

 4,373,312

 5,895,000

 B-/Caa1

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (144A)

 6,116,062

 2,455,000

 CCC+/B3

 Yankee Candle Co., Inc., 9.75%, 2/15/17

 2,547,062

 $

 22,795,691

 Total Consumer Durables & Apparel

 $

 49,641,426

 Consumer Services - 1.6%

 Casinos & Gaming - 0.7%

 11,865,000

 B/B3

 Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)

 $

 8,364,825

 EURO

 7,530,000

 8.25

 BB/Ba2

 Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)

 8,068,455

 1,875,000

 NR/WR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)

 150,000

 EURO

 4,041,000

 B-/B3

 Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)

 4,756,853

 2,310,000

 BB-/B1

 Scientific Games International, Inc., 7.875%, 6/15/16 (144A)

 2,402,400

 4,274,000

 BB-/B1

 Scientific Games International, Inc., 9.25%, 6/15/19

 4,680,030

 1,780,000

 CCC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

 1,361,700

 11,375,000

 BBB-/NR

 Wynn Las Vegas LLC, 5.375%, 3/15/22 (144A)

 11,431,875

 $

 41,216,138

 Restaurants - 0.0%

 4,000,000

 B-/B3

 Burger King Corp., 9.875%, 10/15/18

 $

 4,555,000

 Education Services - 0.7%

 4,500,000

 NR/NR

 Bowdoin College, 4.693%, 7/1/12

 $

 4,536,540

 4,000,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 5,554,880

 3,475,000

 AAA/Aaa

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 4,140,358

 7,800,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 7,856,784

 14,650,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 16,751,396

 2,800,000

 AA/Aa1

 University of Southern California, 5.25%, 10/1/11

 3,693,312

 $

 42,533,270

 Specialized Consumer Services - 0.2%

 4,960,000

 BB-/Ba3

 Service Corp International United States, 7.0%, 5/15/19

 $

 5,332,000

 5,322,000

 BB-/Ba3

 Service Corp International United States, 8.0%, 11/15/21

 6,106,995

 $

 11,438,995

 Total Consumer Services

 $

 99,743,403

 Media - 1.1%

 Broadcasting - 1.1%

 6,150,000

 BB-/B1

 CCO Holdings LLC, 6.625%, 1/31/22

 $

 6,580,500

 5,100,000

 BB-/B1

 CCO Holdings LLC, 7.25%, 10/30/17

 5,559,000

 3,700,000

 BB-/B1

 CCO Holdings LLC, 7.375%, 6/1/20

 4,065,375

 8,745,000

 BBB/Baa2

 Globo Comunicacao e Participacoes SA, 4.875%, 4/11/22 (144A)

 9,036,724

 3,390,000

 BBB+/Baa1

 Grupo Televisa SAB, 6.0%, 5/15/18

 3,927,020

 5,928,535

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17

 6,121,212

 7,100,000

 CCC+/Caa3

 Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)

 7,330,750

 6,400,000

 NR/Baa3

 Myriad International Holding BV, 6.375%, 7/28/17 (144A)

 7,052,518

 3,000,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 2,580,000

 EURO

 7,260,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 7,994,730

 4,125,000

 B-/B3

 Telesat Canada, 12.5%, 11/1/17

 4,599,375

 $

 64,847,204

 Cable & Satellite - 0.0%

 1,100,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.25%, 4/1/19

 $

 1,437,368

 640,000

 BBB/Baa2

 Time Warner Cable, Inc., 8.75%, 2/14/19

 850,927

 $

 2,288,295

 Total Media

 $

 67,135,499

 Retailing - 0.3%

 Internet Retail - 0.3%

 9,735,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 10,199,437

 7,395,000

 B/B3

 Ticketmaster Entertainment LLC, 10.75%, 8/1/16

 7,838,700

 $

 18,038,137

 Total Retailing

 $

 18,038,137

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 5,824,164

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 $

 6,440,245

 1,113,864

 BBB+/Baa2

 CVS Pass-Through Trust, 6.036%, 12/10/28

 1,256,227

 $

 7,696,472

 Total Food & Staples Retailing

 $

 7,696,472

 Food, Beverage & Tobacco - 1.2%

 Brewers - 0.1%

 4,255,000

 A/A3

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 5,619,808

 Soft Drinks - 0.0%

 2,770,000

 BB/Ba2

 Central American Bottling Corp., 6.75%, 2/9/22 (144A)

 $

 2,922,350

 Agricultural Products - 0.2%

 12,670,000

 BBB-/Ba1

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 13,876,387

 Packaged Foods & Meats - 0.7%

 750,000

 BB/B1

 Bertin SA, 10.25%, 10/5/16 (144A)

 $

 754,875

 8,010,000

 BBB-/Baa3

 BRF - Brasil Foods SA, 5.875%, 6/6/22 (144A)

 8,250,300

 1,038,898

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A) (e)

 1,039

 7,713,000

 BB/B1

 JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)

 7,481,610

 4,650,000

 BB/B1

 JBS USA LLC, 8.25%, 2/1/20 (144A)

 4,522,125

 3,305,000

 BBB-/Baa2

 Kraft Foods, Inc., 6.5%, 2/9/40

 4,245,570

 6,750,000

 B+/B1

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

 5,265,000

 5,000,000

 B+/B2

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

 5,200,000

 5,538,000

 B+/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 5,551,845

 $

 41,272,364

 Tobacco - 0.2%

 10,125,000

 B/B3

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 10,150,312

 Total Food, Beverage & Tobacco

 $

 73,841,221

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 2,100,000

 BB-/Ba3

 Hypermarcas SA, 6.5%, 4/20/21 (144A)

 $

 2,016,000

 2,375,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20 (144A)

 2,280,000

 $

 4,296,000

 Total Household & Personal Products

 $

 4,296,000

 Health Care Equipment & Services - 0.6%

 Health Care Supplies - 0.1%

 3,105,000

 B-/B3

 Biomet, Inc., 10.375%, 10/15/17 (PIK)

 $

 3,318,469

 Health Care Services - 0.1%

 5,413,000

 CCC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $

 4,709,310

 Health Care Facilities - 0.3%

 4,000,000

 BB/Ba3

 HCA, Inc., 6.5%, 2/15/20

 $

 4,335,000

 1,700,000

 BB/Ba3

 HCA, Inc., 7.875%, 2/15/20

 1,887,000

 1,430,000

 BB/Ba3

 HCA, Inc., 8.5%, 4/15/19

 1,601,600

 11,680,000

 B-/B3

 Vanguard Health Holding Co II LLC, 7.75%, 2/1/19 (144A)

 11,796,800

 800,000

 B-/B3

 Vanguard Health Holding Co. II LLC, 7.75%, 2/1/19

 808,000

 $

 20,428,400

 Managed Health Care - 0.1%

 6,700,000

 BB+/Ba2

 AMERIGROUP Corp., 7.5%, 11/15/19

 $

 7,202,500

 Total Health Care Equipment & Services

 $

 35,658,679

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.1%

 5,610,000

 BB/B3

 Warner Chilcott Co LLC, 7.75%, 9/15/18

 $

 6,016,725

 Pharmaceuticals - 0.2%

 9,170,000

 BB-/B1

 Valeant Pharmaceuticals International, 6.875%, 12/1/18 (144A)

 $

 9,479,488

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 15,496,213

 Banks - 5.5%

 Diversified Banks - 3.6%

 NOK

 70,000,000

 AAA/Aaa

 Asian Development Bank, 3.375%, 5/20/14

 $

 12,076,399

 5,250,000

 BBB/NR

 Banco Continental SA via Continental Senior Trustees II Cayman, Ltd., 5.75%, 1/18/17 (144A)

 5,407,500

 6,400,000

 7.38

 BB+/NR

 Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)

 6,562,112

 5,300,000

 NR/Baa2

 Banco de Credito del Peru Panama, 5.375%, 9/16/20 (144A)

 5,472,250

 1,753,000

 9.75

 BB+/NR

 Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)

 2,051,010

 10,155,000

 6.88

 NR/Baa3

 Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)

 10,992,788

 3,650,000

 NR/Ba1

 Banco do Estado do Rio Grande do Sul, 7.375%, 2/2/22 (144A)

 3,802,609

 14,650,000

 NR/Baa2

 Bancolombia SA, 5.95%, 6/3/21

 15,638,875

 3,060,000

 A+/A2

 Barclays Bank Plc, 5.125%, 1/8/20

 3,320,605

 23,300,000

 NR/A3

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 23,533,000

 TRY

 29,560,000

 AA/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15

 13,183,956

 EURO

 5,150,000

 NR/Aaa

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20

 6,342,610

 4,150,000

 8.38

 BBB-/Ba2

 Credit Agricole SA, Floating Rate Note, 10/29/49 (Perpetual) (144A)

 3,413,375

 1,900,000

 A/A1

 Export-Import Bank of Korea, 5.875%, 1/14/15

 2,077,297

 11,000,000

 A/A2

 HSBC Bank Plc, 7.65%, 5/1/25

 12,510,630

 2,770,000

 A/A1

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 3,008,674

 NOK

 167,500,000

 AAA/Aaa

 International Bank for Reconstruction & Development, 3.25%, 4/14/14

 28,887,113

 11,625,000

 BBB+/A3

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 10,461,907

 1,125,000

 BBB+/A3

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 983,667

 5,115,000

 2.87

 BBB+/A3

 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/24/14 (144A)

 4,803,077

 2,420,000

 B+/B2

 Kazkommertsbank JSC, 8.0%, 11/3/15 (144A)

 2,250,600

 13,825,000

 6.38

 A-/A2

 Northgroup Preferred Capital Corp., Floating Rate Note, 1/29/49 (Perpetual) (144A)

 13,460,711

 3,900,000

 3.22

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 3,884,491

 6,900,000

 A+/A2

 Standard Chartered Plc, 3.85%, 4/27/15 (144A)

 7,217,773

 16,100,000

 NR/Baa1

 VTB Bank OJSC Via VTB Capital SA, 6.0%, 4/12/17 (144A)

 16,354,489

 $

 217,697,518

 Regional Banks - 1.7%

 1,180,000

 A-/A2

 American Express Bank FSB, 5.5%, 4/16/13

 $

 1,224,038

 6,843,000

 NR/Baa3

 Banco Internacional del Peru SAA, 5.75%, 10/7/20 (144A)

 7,048,290

 10,765,000

 BB+/Baa3

 Capital One Capital VI, 8.875%, 5/15/40

 10,939,931

 1,500,000

 A/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 1,830,004

 2,850,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 3,280,903

 1,809,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 2,106,110

 15,455,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 15,964,536

 17,335,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 18,283,224

 4,600,000

 8.70

 BBB/Baa3

 PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49 (Perpetual) (144A)

 4,702,994

 15,896,000

 BBB/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 17,233,680

 16,290,000

 5.46

 BBB+/Baa1

 State Street Capital Trust III, Floating Rate Note, 1/29/49 (Perpetual)

 16,335,286

 2,195,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 2,557,654

 660,000

 5.57

 BBB+/Baa3

 Wachovia Capital Trust III, Floating Rate Note, 3/29/49 (Perpetual)

 630,300

 $

 102,136,950

 Thrifts & Mortgage Finance - 0.2%

 1,550,000

 BB/Ba1

 Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.875%, 9/25/17 (144A)

 $

 1,560,075

 10,075,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 10,074,315

 DKK

 697

 AAA/WR

 Nykredit Realkredit AS, 6.0%, 10/1/29

 132

 DKK

 31,481

 AAA/WR

 Nykredit Realkredit AS, 7.0%, 7/1/32

 6,151

 $

 11,640,673

 Total Banks

 $

 331,475,141

 Diversified Financials - 6.3%

 Other Diversified Financial Services - 2.1%

 9,255,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 9,841,073

 EURO

 900,000

 11.04

 B-/NR

 ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)

 1,164,920

 2,500,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 2,507,000

 900,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 900,000

 3,150,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 3,155,355

 850,000

 0.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 882,725

 15,300,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/15/49 (Perpetual)

 16,163,838

 3,570,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 3,600,109

 2,550,000

 BBB+/Baa2

 Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)

 2,679,989

 3,200,000

 8.35

 BB-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 3,144,960

 400,000

 13.50

 B-/NR

 Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)

 399,320

 2,200,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 2,155,560

 425,000

 9.25

 B/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 418,200

 TRY

 7,900,000

 A/A2

 JPMorgan Chase & Co., 10/4/17 (144A)

 2,657,658

 22,762,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 4/29/49 (Perpetual)

 24,953,753

 7,250,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 7,087,600

 4,450,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 4,405,055

 4,700,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 4,655,350

 4,900,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 4,869,620

 4,750,000

 9.97

 BB-/NR

 Loma Reinsurance, Ltd., Floating Rate Note, 12/21/12 (Cat Bond) (144A)

 4,742,400

 4,200,000

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)

 4,141,103

 3,700,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 3,633,400

 2,750,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,646,875

 2,150,000

 0.00

 B+/NR

 Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 2,134,090

 3,250,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 3,248,375

 2,950,000

 8.90

 BB-/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 2,910,765

 3,800,000

 0.00

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 3,781,380

 3,500,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 3,426,500

 4,500,000

 0.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 4,522,050

 $

 130,829,023

 Multi-Sector Holdings - 0.4%

 5,210,000

 NR/NR

 Ajecorp BV, 6.5%, 5/14/22 (144A)

 $

 5,353,275

 4,710,000

 BBB-/NR

 Gruposura Finance, 5.7%, 5/18/21 (144A)

 4,939,612

 11,820,000

 AA/Aa3

 IPIC GMTN, Ltd., 5.5%, 3/1/22 (144A)

 12,883,800

 $

 23,176,687

 Specialized Finance - 0.6%

 10,130,000

 BBB/Baa2

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 9,309,561

 6,180,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 6,550,800

 16,665,000

 BBB/Baa3

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 16,449,638

 3,670,000

 BBB/NR

 Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)

 3,835,150

 2,350,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 2,374,205

 $

 38,519,354

 Consumer Finance - 0.4%

 2,030,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 2,556,485

 CNY

 56,000,000

 A/A2

 Caterpillar Financial Services Corp., 1.35%, 7/12/13

 8,664,342

 200,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 257,991

 1,240,000

 BBB+/Baa2

 Hyundai Capital America, 3.75%, 4/6/16 (144A)

 1,285,936

 1,200,000

 BBB+/Baa2

 Hyundai Capital America, 4.0%, 6/8/17 (144A)

 1,241,560

 4,559,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 4,557,997

 5,195,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 4,146,233

 $

 22,710,544

 Asset Management & Custody Banks - 0.4%

 7,360,000

 7.52

 BBB+/Baa2

 Ameriprise Financial, Inc., Floating Rate Note, 6/1/66

 $

 7,949,536

 5,650,000

 NR/B1

 Intercorp Retail Trust, 8.875%, 11/14/18 (144A)

 6,158,500

 4,430,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,751,941

 4,350,000

 BB+/Ba1

 Neuberger Berman Group LLC, 5.625%, 3/15/20 (144A)

 4,534,875

 $

 23,394,852

 Investment Banking & Brokerage - 2.4%

 1,322,345

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 1,486,475

 25,490,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 17,257,240

 7,115,000

 BBB/Baa2

 Jefferies Group, Inc., 5.125%, 4/13/18

 6,901,550

 11,745,000

 BBB/Baa2

 Jefferies Group, Inc., 6.875%, 4/15/21

 11,810,854

 1,425,000

 BBB/Baa2

 Jefferies Group, Inc., 8.5%, 7/15/19

 1,546,125

 3,275,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,283,764

 5,825,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 5,794,867

 7,750,000

 BBB/A3

 Macquarie Group, Ltd., 6.25%, 1/14/21 (144A)

 7,711,304

 5,350,000

 BBB/A3

 Macquarie Group, Ltd., 7.625%, 8/13/19 (144A)

 5,752,149

 932,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 5.0%, 2/3/14

 963,908

 3,820,000

 A-/Baa2

 Merrill Lynch & Co, Inc., 5.45%, 2/5/13

 3,896,813

 17,800,000

 BBB+/Baa3

 Merrill Lynch & Co, Inc., 7.75%, 5/14/38

 20,303,677

 5,900,000

 A-/Baa1

 Morgan Stanley, 5.5%, 1/26/20

 5,778,578

 11,000,000

 A-/Baa1

 Morgan Stanley, 5.5%, 7/28/21

 10,837,827

 7,630,000

 A-/Baa1

 Morgan Stanley, 6.625%, 4/1/18

 7,977,684

 1,000,000

 4.75

 B+/NR

 Queen Street III Capital, Ltd., Floating Rate Note, 7/28/14 (Cat Bond) (144A)

 997,300

 9,000,000

 BBB/Baa2

 Raymond James Financial, Inc., 4.25%, 4/15/16

 9,358,848

 14,008,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 14,225,768

 8,500,000

 5.31

 NR/NR

 UBS AG, Floating Rate Note, 1/15/14 (144A)

 8,548,450

 $

 144,433,181

 Total Diversified Financials

 $

 383,063,641

 Insurance - 4.6%

 Insurance Brokers - 0.2%

 565,000

 CCC+/Caa2

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 $

 575,594

 6,715,000

 BBB-/Baa3

 Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)

 7,332,981

 GBP

 2,125,000

 NR/Ba3

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

 3,082,297

 1,700,000

 4.34

 CCC/Caa1

 USI Holdings Corp., Floating Rate Note, 11/15/14 (144A)

 1,576,750

 $

 12,567,622

 Life & Health Insurance - 1.1%

 9,970,000

 BBB/Baa2

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 11,785,029

 3,200,000

 BBB-/Baa3

 Forethought Financial Group, Inc., 8.625%, 4/15/21 (144A)

 3,298,416

 2,565,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 3,230,051

 11,729,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 10,732,035

 7,202,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 10,064,795

 7,630,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 8,819,013

 4,000,000

 A/Baa2

 Prudential Financial, Inc., 2.75%, 1/14/13

 4,039,464

 1,770,000

 A/Baa2

 Prudential Financial, Inc., 5.1%, 9/20/14

 1,897,212

 755,000

 A/Baa2

 Prudential Financial, Inc., 6.2%, 1/15/15

 828,776

 5,899,000

 8.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 7,005,062

 3,400,000

 BBB-/Baa3

 Unum Group, 5.625%, 9/15/20

 3,657,067

 $

 65,356,920

 Multi-line Insurance - 0.8%

 12,540,000

 BBB/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 $

 11,944,350

 7,100,000

 BBB/Baa3

 Genworth Financial, Inc., 7.625%, 9/24/21

 6,708,321

 6,970,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 5.0%, 6/1/21 (144A)

 7,014,490

 1,560,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 1,708,529

 14,965,000

 7.00

 BB/Baa3

 Liberty Mutual Group, Inc., Floating Rate Note, 3/15/37 (144A)

 13,318,850

 8,650,000

 BBB/Baa2

 Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)

 8,483,306

 1,000,000

 A/A2

 Metropolitan Life Insurance Co., 7.7%, 11/1/15 (144A)

 1,152,500

 $

 50,330,346

 Property & Casualty Insurance - 1.1%

 6,200,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 $

 6,562,030

 12,255,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 11,753,403

 500,000

 A-/A3

 The Allstate Corp., 6.75%, 5/15/18

 612,079

 12,600,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 6.375%, 6/15/21

 13,779,738

 6,217,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 7,212,149

 7,171,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 8,064,629

 21,635,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 17,578,438

 $

 65,562,466

 Reinsurance - 1.4%

 400,000

 6.41

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 $

 408,480

 1,200,000

 9.25

 BB/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 1,208,760

 750,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 754,050

 3,900,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 3,970,590

 3,800,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 3,738,060

 4,050,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 3,950,775

 250,000

 6.47

 NR/B1

 GlobeCat, Ltd., Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 251,725

 1,775,000

 9.72

 NR/B3

 GlobeCat, Ltd., Floating Rate Note, 1/2/13 (Cat Bond) (144A)

 1,672,582

 2,500,000

 0.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 2,528,500

 750,000

 10.22

 B/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 725,700

 1,000,000

 13.72

 CCC+/NR

 Montana Re, Ltd., Floating Rate Note, 12/7/12 (Cat Bond) (144A)

 955,800

 1,600,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 1,601,760

 2,600,000

 12.00

 B/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 2,622,100

 3,500,000

 8.41

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 3,558,450

 11,885,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 13,016,238

 8,470,000

 A-/Baa1

 Reinsurance Group of America, Inc., 6.45%, 11/15/19

 9,602,397

 11,925,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 11,019,141

 3,150,000

 11.00

 NR/B2

 Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)

 3,029,355

 4,600,000

 13.24

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 4,513,520

 250,000

 14.99

 B-/NR

 Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)

 244,550

 725,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 689,258

 7,100,000

 9.70

 B/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 6,848,660

 750,000

 13.00

 NR/NR

 Successor X, Ltd., Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 718,725

 1,250,000

 9.75

 B-/NR

 Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)

 1,226,375

 7,740,000

 BBB/Baa2

 Validus Holdings, Ltd., 8.875%, 1/26/40

 8,669,853

 $

 87,525,404

 Total Insurance

 $

 281,342,758

 Real Estate - 2.3%

 Diversified REIT's - 0.5%

 3,610,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 3,770,483

 3,125,000

 BBB/Baa2

 Digital Realty Trust LP, 5.25%, 3/15/21

 3,326,597

 1,415,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 1,558,648

 9,250,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 9,378,103

 12,525,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 13,048,532

 $

 31,082,363

 Office REIT's - 0.4%

 10,985,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 11,247,498

 3,840,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 3,836,774

 5,010,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 5,140,816

 980,000

 BBB/Baa2

 Mack-Cali Realty LP, 7.75%, 8/15/19

 1,201,361

 $

 21,426,449

 Retail REIT's - 0.2%

 2,420,000

 BB+/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 2,388,358

 1,261,000

 BB+/Baa3

 DDR Corp., 4.75%, 4/15/18

 1,307,903

 6,310,000

 BB+/Baa3

 DDR Corp., 7.5%, 4/1/17

 7,239,274

 $

 10,935,535

 Specialized REIT's - 0.8%

 3,180,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 3,214,643

 3,150,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 5.25%, 1/15/22

 3,341,407

 600,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.125%, 4/15/20

 667,919

 3,305,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 3,637,989

 3,370,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 5.75%, 1/15/21

 3,553,247

 5,450,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 5,957,509

 5,205,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 5,629,572

 3,175,000

 BB-/B1

 Sabra Health Care LP, 8.125%, 11/1/18

 3,460,750

 11,328,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 12,280,118

 8,130,000

 BBB/Baa2

 Ventas Realty LP, 4.75%, 6/1/21

 8,445,753

 $

 50,188,907

 Diversified Real Estate Activities - 0.4%

 15,725,000

 BBB+/Baa1

 Dexus Diversified Trust, 5.6%, 3/15/21 (144A)

 $

 16,292,672

 5,680,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 6,728,324

 $

 23,020,996

 Real Estate Operating Companies - 0.0%

 200,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $

 198,500

 Total Real Estate

 $

 136,852,750

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 5,185,000

 BB-/Ba2

 Equinix, Inc., 8.125%, 3/1/18

 $

 5,742,388

 IT Consulting & Other Services - 0.1%

 2,855,000

 B-/Caa1

 SunGard Data Systems, Inc., 10.25%, 8/15/15

 $

 2,933,512

 Data Processing & Outsourced Services - 0.0%

 1,619,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 1,619,000

 Application Software - 0.0%

 3,034,000

 B/Caa1

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 2,487,880

 Total Software & Services

 $

 12,782,780

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 2,370,000

 B/B3

 CommScope, Inc., 8.25%, 1/15/19 (144A)

 $

 2,506,275

 Computer Storage & Peripherals - 0.1%

 6,795,000

 BB+/Ba1

 Seagate HDD Cayman, 7.75%, 12/15/18

 $

 7,516,969

 Electronic Equipment Manufacturers - 0.1%

 6,250,000

 BB-/B2

 Viasystems, Inc., 7.875%, 5/1/19 (144A)

 $

 6,250,000

 Total Technology Hardware & Equipment

 $

 16,273,244

 Semiconductors & Semiconductor Equipment - 0.1%

 Semiconductor Equipment - 0.1%

 4,035,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 4,819,489

 Semiconductors - 0.0%

 CNY

 12,000,000

 BB-/NR

 LDK Solar Co, Ltd., 10.0%, 2/28/14

 $

 665,284

 Total Semiconductors & Semiconductor Equipment

 $

 5,484,773

 Telecommunication Services - 2.7%

 Alternative Carriers - 0.2%

 2,810,000

 BB-/WR

 PAETEC Holding Corp., 8.875%, 6/30/17

 $

 3,027,775

 7,500,000

 B+/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

 8,381,250

 $

 11,409,025

 Integrated Telecommunication Services - 1.6%

 3,410,000

 BB/Baa3

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 3,293,075

 5,603,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 5,827,120

 13,440,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 13,708,800

 7,590,000

 BB/Ba2

 Frontier Communications Corp., 8.5%, 4/15/20

 8,045,400

 10,330,000

 BB/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

 10,846,500

 1,500,000

 BB-/B2

 GCI, Inc., 8.625%, 11/15/19

 1,571,250

 9,350,000

 NR/Ba3

 GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)

 9,723,981

 3,200,000

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 3,230,733

 7,920,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 8,129,484

 9,080,000

 BBB-/Baa2

 Oi SA, 5.75%, 2/10/22 (144A)

 9,252,520

 1,235,000

 A/A2

 Qtel International Finance, Ltd., 3.375%, 10/14/16 (144A)

 1,280,078

 3,600,000

 A/A2

 Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)

 3,929,400

 11,029,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 10,353,948

 EURO

 2,625,000

 NR/Ba3

 Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 (144A)

 3,289,368

 5,000,000

 B+/Ba3

 Windstream Corp., 7.75%, 10/15/20

 5,300,000

 1,940,000

 B+/Ba3

 Windstream Corp., 8.125%, 9/1/18

 2,085,500

 $

 99,867,157

 Wireless Telecommunication Services - 0.9%

 CNY

 31,300,000

 A-/A2

 America Movil SAB de CV, 3.5%, 2/8/15

 $

 4,985,210

 6,790,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 7,372,012

 3,135,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 3,629,126

 2,600,000

 NR/B1

 Digicel, Ltd., 7.0%, 2/15/20 (144A)

 2,515,500

 6,400,000

 NR/B1

 Digicel, Ltd., 8.25%, 9/1/17 (144A)

 6,512,000

 4,865,000

 B/B2

 MetroPCS Wireless, Inc., 6.625%, 11/15/20

 4,792,025

 6,500,000

 B/B2

 MetroPCS Wireless, Inc., 7.875%, 9/1/18

 6,743,750

 3,250,000

 NR/NR

 Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)

 3,328,793

 692,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

 735,250

 5,400,000

 BB/Ba3

 VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)

 5,072,976

 6,600,000

 NR/NR

 WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)

 6,901,072

 $

 52,587,714

 Total Telecommunication Services

 $

 163,863,896

 Utilities - 2.7%

 Electric Utilities - 0.9%

 4,196,000

 BBB/Baa2

 Commonwealth Edison Co., 6.95%, 7/15/18

 $

 5,085,384

 5,720,000

 NR/Ba1

 Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)

 6,263,400

 9,550,000

 NR/Ba1

 Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)

 10,612,438

 215,000

 BBB+/Baa1

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 205,382

 1,133,595

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 932,382

 4,150,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 6.7%, 2/10/17 (144A)

 4,299,910

 2,725,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)

 2,786,024

 1,330,000

 BB+/Baa3

 Israel Electric Corp, Ltd., 9.375%, 1/28/20 (144A)

 1,510,091

 2,075,000

 6.70

 BB+/Ba1

 PPL Capital Funding, Inc., Floating Rate Note, 3/30/67

 2,072,406

 3,590,000

 BBB-/Baa3

 Public Service Co of New Mexico, 7.95%, 5/15/18

 4,299,029

 8,600,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 8,983,560

 5,000,000

 CC/Caa3

 Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21

 1,700,000

 4,125,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 4,840,312

 1,650,000

 NR/NR

 White Pine Hydro Portfolio LLC, 7.26%, 7/20/15 (144A)

 340,576

 $

 53,930,894

 Gas Utilities - 0.9%

 9,350,000

 NR/Ba2

 AmeriGas Finance LLC, 7.0%, 5/20/22

 $

 9,630,500

 8,500,000

 BBB-/Baa3

 ENN Energy Holdings, Ltd., 6.0%, 5/13/21 (144A)

 8,551,400

 3,575,000

 B-/B2

 Ferrellgas LP, 6.5%, 5/1/21

 3,262,188

 21,275,000

 A-/Baa1

 Mega Advance Investments, Ltd., 5.0%, 5/12/21 (144A)

 22,586,072

 1,965,000

 AA-/Aa3

 Nakilat, Inc., 6.067%, 12/31/33 (144A)

 2,186,062

 4,065,238

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 4,524,854

 6,330,000

 B/B2

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 4,399,350

 $

 55,140,426

 Multi-Utilities - 0.1%

 3,275,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 3,715,465

 4,126,381

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 3,796,271

 $

 7,511,736

 Independent Power Producers & Energy Traders - 0.8%

 500,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 $

 515,350

 1,000,000

 5.75

 BB+/NR

 East Lane Re, Ltd., Floating Rate Note, 3/14/14 (Cat Bond) (144A)

 1,009,500

 8,380,000

 NR/Baa3

 Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)

 8,593,858

 7,935,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

 7,776,300

 656,697

 NR/NR

 Juniper Generation LLC, 6.79%, 12/31/14 (144A)

 571,760

 3,775,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 4,000,066

 4,800,000

 BB-/Ba2

 Listrindo Capital BV, 6.95%, 2/21/19 (144A)

 4,911,168

 10,945,000

 BB-/B1

 NRG Energy, Inc., 7.625%, 5/15/19

 11,081,812

 2,754,000

 BB+/Ba2

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 2,754,000

 2,808,884

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 3,143,647

 4,050,000

 NR/B2

 Star Energy Geothermal Wayang Windu, Ltd., 11.5%, 2/12/15 (144A)

 4,384,125

 $

 48,741,586

 Total Utilities

 $

 165,324,642

 TOTAL CORPORATE BONDS

 (Cost $2,539,442,743)

 $

 2,625,274,547

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.0%

 8,872,294

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/40

 $

 9,335,078

 2,741,702

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 2,937,182

 7,127,070

 AAA/Aaa

 Fannie Mae, 4.0%, 11/1/41

 7,599,584

 2,904,564

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 3,097,133

 16,770,940

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 17,882,829

 4,232,770

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 4,513,396

 8,970,542

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 9,610,129

 9,118,891

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 9,831,353

 6,866,143

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 7,402,597

 786,932

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/35

 845,464

 2,144,407

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 2,311,950

 2,729,509

 AAA/Aaa

 Fannie Mae, 4.5%, 3/1/41

 2,942,767

 2,504,370

 AAA/Aaa

 Fannie Mae, 4.5%, 9/1/41

 2,700,037

 1,190,010

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 1,285,121

 59,760

 AAA/Aaa

 Fannie Mae, 5.0%, 4/1/22

 64,537

 493,290

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 532,717

 92,676

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/22

 100,083

 7,404,847

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 8,053,090

 6,864,159

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 7,465,069

 877,544

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/35

 962,561

 1,107,050

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/23

 1,217,761

 7,242

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/33

 7,833

 1,262,774

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/21

 1,383,283

 1,805,723

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 1,987,433

 280,853

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 308,413

 433,374

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/34

 476,443

 494,267

 AAA/Aaa

 Fannie Mae, 5.5%, 4/1/36

 539,989

 100,696

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/33

 110,703

 92,701

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 101,913

 260,557

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 286,451

 34,774

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/33

 39,157

 232,271

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/34

 261,552

 8,272

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 9,315

 19,007

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/32

 21,403

 284,656

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/32

 320,540

 269,255

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/33

 303,198

 1,590,943

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/37

 1,753,218

 4,574

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 5,154

 20,240

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 22,791

 25,737

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 28,981

 1,751,324

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/38

 1,926,126

 270,710

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 304,836

 1,154,783

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/37

 1,272,570

 137,752

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/17

 151,539

 661,268

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 727,270

 23,724

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 27,156

 14,039

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/32

 16,070

 277,518

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/21

 312,459

 2,526

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 2,918

 8,405

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 9,620

 794

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/29

 913

 5,947

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 6,807

 414

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 476

 3,028

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/31

 3,481

 7,253

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/32

 8,302

 289

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 345

 759

 AAA/Aaa

 Fannie Mae, 7.0%, 2/1/29

 909

 2,788

 AAA/Aaa

 Fannie Mae, 7.0%, 5/1/28

 3,337

 3,457

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/31

 4,108

 1,954

 AAA/Aaa

 Fannie Mae, 7.5%, 1/1/28

 2,341

 5,848,345

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 3.5%, 10/1/40

 6,142,211

 1,688,947

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/35

 1,806,918

 193,733

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 209,406

 21,958,714

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/39

 23,720,536

 1,263,226

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 1,357,132

 1,183,372

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/34

 1,279,107

 886,671

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 4/1/23

 949,121

 204,026

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 5/1/34

 220,532

 815,535

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 7/1/35

 879,091

 2,977,372

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 3,200,563

 1,488,663

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 1,600,257

 21,985

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 10/1/16

 23,695

 156,564

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 175,542

 175,025

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 196,241

 479,150

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 526,600

 1,123,607

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/37

 1,233,122

 20,257

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 22,713

 113,987

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 127,804

 457,328

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/17

 494,147

 520,646

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 573,670

 477,311

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 528,756

 97,795

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 111,877

 2,556

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 9/1/32

 2,912

 590,942

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 650,033

 105,918

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 12/15/34

 116,211

 426,963

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 468,189

 238,932

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 262,002

 14,869,276

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 16,267,836

 609,228

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 670,148

 369,181

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 403,418

 65,701

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 71,835

 109,308

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 11/15/16

 119,343

 1,527,556

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 1,693,612

 1,109,104

 AAA/Aaa

 Government National Mortgage Association I, 5.125%, 10/15/38

 1,221,006

 533,678

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/34

 601,520

 433,945

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 483,304

 79,656

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 86,884

 710,803

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/19

 775,305

 725,753

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/34

 809,438

 2,345

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 2,557

 719,608

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/35

 801,460

 1,453,394

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 1,618,710

 703,181

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 783,164

 50

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 55

 46,369

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/17

 50,533

 527,849

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 586,075

 528,858

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 587,195

 1,833,637

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 3/15/37

 2,035,900

 9,317

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/33

 10,397

 626,201

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/34

 700,168

 416,416

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 463,782

 238,465

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 266,186

 894,097

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 1,001,764

 146,896

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 161,099

 456,349

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 498,901

 593,835

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 650,135

 204,772

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 225,210

 1,059,583

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 1,176,463

 177,101

 AAA/Aaa

 Government National Mortgage Association I, 5.75%, 10/15/38

 196,636

 68,006

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/14

 74,451

 148,527

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 162,790

 75,778

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 85,801

 279,921

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 316,943

 114,927

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/34

 129,696

 380,683

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 431,031

 1,161,769

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/37

 1,305,620

 45,378

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/16

 49,714

 14,187

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/18

 15,632

 523,332

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/33

 594,836

 11,306

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/13

 12,374

 181,971

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 206,834

 212,043

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 240,088

 153,747

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 175,403

 19,705

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 22,311

 7,403

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 8,382

 16,918

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 19,155

 111,095

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 126,275

 5,268

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/13

 5,766

 41,262

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 45,173

 5,756

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/16

 6,306

 392,242

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 444,119

 75,201

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 85,793

 876,730

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 996,520

 1,131

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/13

 1,238

 369,932

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 405,455

 118,446

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 128,195

 151,977

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 174,336

 440,314

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 500,475

 1,760

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/14

 1,926

 383,273

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 420,077

 345,214

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/17

 378,363

 354,733

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 403,201

 166,069

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/33

 188,032

 2,412,524

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 7/15/38

 2,711,243

 770

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/16

 844

 404,073

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 457,382

 166,618

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 183,399

 308,174

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 350,281

 102,765

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 116,357

 13,412

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 15,642

 15,167

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 17,622

 6,418

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 7,457

 17,673

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 20,468

 18,191

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 21,136

 50,211

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 58,341

 126,730

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 147,565

 686

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/31

 800

 9,622

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 11,144

 5,219

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 6,044

 3,981

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 4,616

 50,621

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 58,817

 5,919

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 6,896

 7,288

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 8,440

 12,034

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 13,983

 12,210

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 14,141

 30,893

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 35,586

 8,308

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 9,695

 42,633

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 49,748

 7,274

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 8,451

 177,146

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 205,827

 45,321

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/32

 52,489

 1,589

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 1,909

 751

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/29

 902

 4,411

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/31

 5,331

 3,046

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/29

 3,660

 973

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 1,175

 12,221

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/29

 14,684

 152

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 156

 1,818

 AAA/Aaa

 Government National Mortgage Association I, 8.0%, 12/15/29

 1,886

 1,371,340

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 1,519,875

 2,933,994

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 3,251,786

 1,401,916

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 1,553,763

 14,947,788

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 16,508,446

 363,577

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 406,296

 479,254

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 10/20/33

 542,003

 154,136

 AAA/Aaa

 Government National Mortgage Association II, 6.0%, 5/20/32

 174,510

 592

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 1/20/28

 683

 9,059

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 10,881

 2,500,000

 NR/NR

 U.S. Treasury Bonds, 3.75%, 8/15/41

 3,014,845

 12,330,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 16,104,139

 23,290,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 31,023,002

 5,085,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 6,747,159

 26,790,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 36,350,681

 3,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 4,222,032

 150,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 2/15/29

 211,594

 10,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.125%, 9/30/13

 9,980,860

 15,000,000

 AA+/Aaa

 U.S. Treasury Notes, 1.0%, 9/30/16

 15,233,205

 12,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 12,613,128

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $333,356,725)

 $

 367,593,534

 FOREIGN GOVERNMENT BONDS - 7.5%

 BRL

 27,900,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $

 17,239,352

 CAD

 2,300,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.35%, 12/15/20 (144A)

 2,475,351

 CAD

 34,825,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.75%, 3/15/20 (144A)

 38,413,777

 CAD

 19,500,000

 AAA/Aaa

 Canada Housing Trust No 1, 3.8%, 6/15/21 (144A)

 21,690,624

 CAD

 7,000,000

 AAA/Aaa

 Canadian Government Bond, 1.5%, 12/1/12

 6,893,498

 CAD

 8,250,000

 AAA/Aaa

 Canadian Government Bond, 1.5%, 3/1/17

 8,200,944

 CAD

 34,500,000

 AAA/Aaa

 Canadian Government Bond, 2.0%, 6/1/16

 34,920,124

 CAD

 7,550,000

 AAA/Aaa

 Canadian Government Bond, 4.25%, 6/1/18

 8,627,236

 CAD

 2,400,000

 NR/NR

 Canadian Treasury Bill, 7/19/12

 2,357,812

 IDR

 37,000,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.25%, 6/15/13

 4,283,003

 IDR

 21,100,000,000

 BB+/NR

 Indonesia Recapitalization Bond, 14.275%, 12/15/13

 2,538,158

 IDR

 49,400,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 11.0%, 12/15/12

 5,402,122

 IDR

 11,725,000,000

 BB+/Baa3

 Indonesia Treasury Bond, 12.5%, 3/15/13

 1,314,691

 IDR

 10,000,000,000

 NR/NR

 Indonesia Treasury Bond, 7.0%, 5/15/22

 1,132,556

 IDR

 13,900,000,000

 NR/Baa3

 Indonesia Treasury Bond, 7.375%, 9/15/16

 1,583,691

 IDR

 #############

 NR/NR

 Indonesia Treasury Bond, 8.25%, 6/15/32

 26,891,315

 IDR

 9,400,000,000

 NR/Baa3

 Indonesia Treasury Bond, 9.0%, 9/15/13

 1,049,129

 EURO

 8,970,000

 BBB+/Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 10,098,958

 EURO

 9,275,000

 BBB+/Ba1

 Ireland Government Bond, 5.0%, 10/18/20

 10,688,835

 EURO

 15,950,000

 BBB+/Ba1

 Ireland Government Bond, 5.9%, 10/18/19

 19,611,558

 MXN

 276,010,000

 A-/Baa1

 Mexican Bonos, 6.5%, 6/9/22

 22,335,704

 MXN

 322,440,000

 A-/Baa1

 Mexican Bonos, 7.75%, 11/13/42

 26,855,108

 NOK

 23,710,000

 AAA/Aaa

 Norway Government Bond, 4.25%, 5/19/17

 4,484,740

 NOK

 37,100,000

 AAA/Aaa

 Norway Government Bond, 4.5%, 5/22/19

 7,351,850

 NOK

 25,000,000

 AAA/Aaa

 Norway Government Bond, 6.5%, 5/15/13

 4,375,294

 PHP

 1,879,585,000

 NR/NR

 Philippine Government Bond, 5.875%, 3/1/32

 44,720,030

 PHP

 516,490,000

 NR/Ba2

 Philippine Government Bond, 7.625%, 9/29/36

 14,582,707

 2,500,000

 A-/A2

 Poland Government International Bond, 6.375%, 7/15/19

 2,944,600

 4,900,000

 B/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 3,724,000

 3,700,000

 B/NR

 Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)

 2,886,000

 AUD

 11,700,000

 AA+/Aa1

 Queensland Treasury Corp., 6.0%, 7/21/22

 13,347,330

 7,400,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 7,752,314

 12,400,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 5.625%, 4/4/42 (144A)

 13,265,520

 SGD

 9,500,000

 NR/Aaa

 Singapore Government Bond, 1.625%, 4/1/13

 7,576,825

 SEK

 40,000,000

 AAA/Aaa

 Sweden Government Bond, 3.75%, 8/12/17

 6,496,388

 SEK

 43,800,000

 AAA/Aaa

 Sweden Government Bond, 4.5%, 8/12/15

 6,988,552

 SEK

 118,145,000

 AAA/Aaa

 Sweden Government Bond, 5.5%, 10/8/12

 17,260,608

 SEK

 157,350,000

 AAA/Aaa

 Sweden Government Bond, 6.75%, 5/5/14

 25,105,680

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $440,481,728)

 $

 457,465,984

 MUNICIPAL BONDS - 5.8%

 Municipal Airport - 0.3%

 3,575,000

 NR/NR

 City of Charlotte North Carolina, 5.6%, 7/1/27

 $

 3,155,474

 10,200,000

 B-/B3

 City of Houston Texas Airport System Revenue, 6.75%, 7/1/29

 10,241,820

 3,400,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 3,849,004

 745,000

 B/B3

 New Jersey Economic Development Authority, 6.25%, 9/15/29

 747,980

 $

 17,994,278

 Municipal Development - 0.5%

 7,050,000

 5.90

 BBB/NR

 Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38

 $

 7,756,340

 7,250,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32

 8,092,450

 2,450,000

 7.00

 B/B3

 New Jersey Economic Development Authority, Floating Rate Note, 11/15/30

 2,459,261

 8,430,000

 BBB/Baa2

 Parish of St John the Baptist Louisiana, 5.125%, 6/1/37

 8,815,167

 3,700,000

 BBB/NR

 Selma Industrial Development Board, 6.25%, 11/1/33

 4,117,730

 $

 31,240,948

 Municipal General - 0.3%

 10,390,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 $

 11,985,073

 1,275,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 1,437,779

 3,650,000

 AA-/Aa3

 State of Wisconsin, 5.75%, 5/1/33

 4,290,940

 $

 17,713,792

 Higher Municipal Education - 2.4%

 5,190,000

 AA-/Aa2

 California State University, 5.0%, 11/1/39

 $

 5,549,563

 9,550,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 10,592,574

 5,050,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,624,438

 8,800,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 9,240,880

 4,600,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 5,227,256

 4,600,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 5,027,064

 3,650,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 4,182,352

 20,100,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 24,158,793

 4,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 6,224,625

 3,100,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 3,790,556

 8,750,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 9,844,712

 14,930,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 17,089,923

 550,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 622,748

 11,600,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 13,079,696

 8,050,000

 AA+/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 9,038,782

 6,000,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/40

 6,721,440

 5,000,000

 AA/Aa1

 Pennsylvania State University, 5.0%, 3/1/40

 5,546,750

 2,500,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 3,053,275

 2,190,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 2,516,354

 $

 147,131,781

 Municipal Medical - 0.2%

 6,500,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 7,175,610

 2,075,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 2,291,941

 4,200,000

 A/NR

 New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41

 4,816,980

 $

 14,284,531

 Municipal Pollution - 0.7%

 950,000

 A-/NR

 Butler Industrial Development Board, 5.75%, 9/1/28

 $

 994,688

 1,000,000

 BBB/Baa3

 County of Richland South Carolina, 5.95%, 9/1/31

 1,006,500

 3,285,000

 BBB+/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 3,477,304

 3,085,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 3,092,281

 5,235,000

 B+/B1

 Giles County Industrial Development Authority, 6.45%, 5/1/26

 5,237,827

 2,090,000

 NR/WR

 Green Bay Redevelopment Authority, 5.6%, 5/1/19

 2,356,412

 4,450,000

 5.20

 BBB/NR

 Gulf Coast Waste Disposal Authority, Floating Rate Note, 5/1/28

 4,712,150

 15,760,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 17,455,461

 1,400,000

 4.90

 BBB/NR

 Yavapai County Industrial Development Authority, Floating Rate Note, 3/1/28

 1,466,892

 $

 39,799,515

 Municipal Transportation - 0.1%

 6,400,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 7,158,848

 Municipal Utilities - 0.3%

 17,040,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 18,970,121

 Municipal Water - 0.8%

 1,300,000

 AAA/Aa1

 City of Charleston South Carolina, 5.0%, 1/1/35

 $

 1,492,855

 9,470,000

 AAA/Aa1

 City of Charleston South Carolina, 5.0%, 1/1/41

 10,753,185

 4,175,000

 AAA/Aaa

 City of Charlotte North Carolina Water & Sewer System Revenue, 5.0%, 7/1/38

 4,724,096

 13,750,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 15,236,238

 3,000,000

 AA+/Aa2

 County of King Washington Sewer Revenue, 5.125%, 1/1/41

 3,361,800

 2,500,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 2,718,275

 4,370,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 5,039,965

 7,300,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 8,077,888

 $

 51,404,302

 Municipal Obligation - 0.2%

 2,950,000

 AAA/Aaa

 State of Maryland, 4.0%, 3/15/25

 $

 3,216,798

 5,500,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 6,155,545

 $

 9,372,343

 TOTAL MUNICIPAL BONDS

 (Cost $321,580,682)

 $

 355,070,459

 SENIOR FLOATING RATE LOAN INTERESTS - 13.7%

 Energy - 0.5%

 Oil & Gas Equipment & Services - 0.1%

 69,305

 2.72

 B+/NR

 Fenwal, Inc., Delayed Draw First-Lien Term Loan, 2/28/14

 $

 67,746

 404,132

 2.72

 B+/NR

 Fenwal, Inc., Initial First-Lien Term Loan, 2/22/14

 395,039

 8,950,813

 6.25

 B/B2

 FTS International Services LLC, Term Loan, 5/6/16

 8,206,160

 1,544,780

 9.00

 B-/B2

 Hudson Products Holdings, Inc., Term Loan, 8/24/15

 1,390,302

 $

 10,059,247

 Integrated Oil & Gas - 0.2%

 10,651,914

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 10,651,914

 Oil & Gas Exploration & Production - 0.1%

 5,485,000

 6.50

 BB-/Ba3

 EP Energy LLC, Term Loan, 5/1/18

 $

 5,545,335

 Oil & Gas Refining & Marketing - 0.1%

 5,103,702

 4.25

 BBB-/Ba2

 Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18

 $

 5,112,210

 Coal & Consumable Fuels - 0.0%

 1,450,000

 0.00

 NR/NR

 Bumi Resources Tbk PT, Loan, 8/15/13

 $

 1,450,000

 Total Energy

 $

 32,818,706

 Materials - 1.1%

 Commodity Chemicals - 0.0%

 1,728,571

 4.25

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 $

 1,704,264

 471,429

 4.25

 NR/Ba2

 Tronox, Inc., Delayed Draw Term Loan, 1/24/17

 463,915

 $

 2,168,179

 Diversified Chemicals - 0.3%

 3,585,000

 0.00

 NR/B1

 Ineos Group Holdings, Ltd., Cash Dollar Term Loan, 5/4/18

 $

 3,515,092

 EURO

 3,927,273

 3.88

 B-/B1

 Momentive Performance Materials, Inc., Tranche B-2B Term Loan, 5/5/15

 4,610,552

 7,811,249

 5.00

 B+/B2

 Univar, Term B Loan, 2/14/17

 7,669,670

 $

 15,795,314

 Specialty Chemicals - 0.1%

 3,640,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 3,653,650

 495,099

 2.85

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 485,816

 $

 4,139,466

 Metal & Glass Containers - 0.0%

 1,187,432

 4.50

 B/Ba3

 BWAY Holding Co., Replacement B Term Loan, 2/9/18

 $

 1,180,752

 119,671

 4.50

 B/Ba3

 ICL Industrial Containers ULC, Replacement C Term Loan, 2/9/18

 118,997

 $

 1,299,749

 Paper Packaging - 0.0%

 461,775

 4.75

 BB+/Ba1

 Sealed Air Corp., Term B Advance, 5/31/18

 $

 465,469

 Aluminum - 0.1%

 1,080,000

 5.75

 BB-/Ba2

 Noranda Aluminum Holding Corp., Term B Loan, 2/17/19

 $

 1,086,750

 3,792,250

 4.00

 BB-/Ba2

 Novelis, Inc. Georgia, Term Loan, 3/11/17

 3,728,256

 $

 4,815,006

 Diversified Metals & Mining - 0.1%

 2,079,376

 4.00

 BB+/Ba1

 SunCoke Energy, Inc., Tranche B Term Loan, 7/21/18

 $

 2,079,376

 1,945,350

 4.75

 BB-/B1

 US Silica Co., Loan, 6/8/17

 1,934,407

 3,951,860

 4.00

 BB-/B1

 Walter Energy, Inc., B Term Loan, 2/3/18

 3,877,762

 $

 7,891,545

 Precious Metals & Minerals - 0.1%

 6,812,250

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 6,782,446

 Paper Products - 0.4%

 18,186,300

 6.50

 B/B2

 Exopack Holding Corp., Term Loan B, 5/6/17

 $

 18,254,499

 3,885,225

 4.75

 BB-/Ba3

 Ranpak Corp., USD Term Loan (First Lien), 3/28/17

 3,894,938

 $

 22,149,437

 Total Materials

 $

 65,506,611

 Capital Goods - 1.0%

 Aerospace & Defense - 0.6%

 7,571,950

 5.75

 BB+/Ba3

 DigitalGlobe, Inc., Term Loan, 9/21/18

 $

 7,494,300

 5,159,685

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-1 Loan, 7/31/14

 5,108,088

 4,906,068

 5.47

 B/B2

 Dubai Aerospace Enterprise (DAE), Tranche B-2 Loan, 7/31/14

 4,857,007

 2,390,203

 6.29

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 2,391,200

 2,468,947

 3.50

 BB-/B1

 Hunter Defense Technologies, Inc., Term Loan, 8/22/14

 2,203,536

 7,150,000

 3.72

 B/B1

 Sequa Corp., Term Loan, 12/3/14

 7,009,982

 5,370,477

 4.50

 B+/Ba3

 SI Organization, Inc., New Tranche B Term Loan, 11/22/16

 5,289,920

 3,537,922

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 3,480,431

 $

 37,834,464

 Building Products - 0.2%

 7,921,116

 4.00

 BB-/B1

 Armstrong World Industries, Inc., Term Loan B-1, 3/8/18

 $

 7,865,668

 803,150

 5.75

 B+/B1

 Custom Building Products, Inc., Term Loan, 3/19/15

 801,142

 1,396,250

 5.75

 B+/B1

 Goodman Global Group, Inc., Initial Term Loan (First Lien), 10/6/16

 1,398,344

 249,375

 6.00

 BB-/B1

 Summit Materials LLC, Term Loan, 1/12/19

 250,206

 $

 10,315,360

 Electrical Components & Equipment - 0.1%

 2,910,000

 0.00

 NR/NR

 Pelican Products, Inc., Delay Draw, 8/15/18

 $

 2,895,450

 3,562,663

 5.00

 B+/B1

 Pelican Products, Inc., Term Loan, 2/24/17

 3,535,943

 932,936

 5.75

 B+/B1

 Scotsman Industries, Inc., Term Loan, 4/30/16

 927,105

 $

 7,358,498

 Construction & Farm Machinery & Heavy Trucks - 0.0%

 2,208,313

 5.50

 BB/Ba2

 Terex Corp., U.S. Term Loan, 4/28/17

 $

 2,222,114

 Trading Companies & Distributors - 0.1%

 3,100,000

 0.00

 BBB-/Ba2

 AWAS Aviation Capital, Ltd., 6/25/18

 $

 3,094,203

 Total Capital Goods

 $

 60,824,639

 Commercial Services & Supplies - 0.4%

 Commercial Printing - 0.0%

 1,802,700

 6.62

 BB-/Ba3

 Cenveo Corp., Term B Facility, 12/15/16

 $

 1,800,447

 Environmental & Facilities Services - 0.2%

 1,027,489

 8.75

 NR/WR

 Aquilex Holdings LLC, Term Loan, 4/1/16

 $

 1,022,351

 639,953

 2.25

 CCC+/Caa1

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 559,959

 4,612,269

 4.75

 B+/B1

 Waste Industries USA, Inc., Term B Loan, 2/23/17

 4,606,503

 3,766,488

 5.50

 B+/B1

 WCA Waste Corp., Term Loan, 3/1/18

 3,750,009

 $

 9,938,822

 Office Services & Supplies - 0.1%

 1,671,600

 4.25

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 1,671,600

 1,201,345

 3.74

 B/B1

 CDW LLC, Non-Extended Term Loan, 10/10/14

 1,192,330

 $

 2,863,930

 Diversified Support Services - 0.0%

 1,337,095

 5.25

 B+/Ba3

 Allied Security Holdings LLC, Term Loan (First Lien), 1/21/17

 $

 1,335,423

 Security & Alarm Services - 0.0%

 1,532,627

 5.75

 B+/B1

 Protection One, Inc., Term Loan 2012, 3/20/19

 $

 1,530,693

 Human Resource & Employment Services - 0.1%

 6,259,313

 5.00

 BB-/Ba3

 On Assignment, Inc., Initial Term B Loan, 3/20/19

 $

 6,224,104

 Research & Consulting Services - 0.0%

 1,646,369

 5.00

 BB/WR

 Wyle Services Corp., Term Loan (First Lien), 3/31/17

 $

 1,629,906

 Total Commercial Services & Supplies

 $

 25,323,325

 Transportation - 0.5%

 Air Freight & Logistics - 0.1%

 1,731,117

 0.00

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded L/C, 8/31/16

 $

 1,634,463

 913,509

 5.47

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 864,695

 4,870,620

 5.47

 NR/Ba3

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 4,598,679

 $

 7,097,837

 Airlines - 0.1%

 2,863,750

 5.75

 BB-/Ba3

 Allegiant Travel Co., Term Loan, 2/17/17

 $

 2,855,396

 4,468,438

 4.25

 BB-/Ba2

 Delta Air Lines, Inc., 2009 Term Loan, 2/22/16

 4,345,555

 978,173

 2.25

 BB-/Ba3

 United Air Lines, Inc., Tranche B Loan, 2/1/14

 950,357

 $

 8,151,308

 Railroads - 0.1%

 2,174,550

 4.00

 BB+/B1

 RailAmerica, Inc., Initial Loan, 2/15/19

 $

 2,174,550

 Trucking - 0.2%

 404,996

 6.25

 BB/Ba1

 Avis Budget Car Rental LLC, Tranche B Term Loan, 6/13/18

 $

 406,920

 6,116,250

 3.99

 BB/B1

 Swift Transportation Co., Tranche B-1 Term Loan, 12/21/16

 6,121,296

 4,772,886

 5.00

 BB/B1

 Swift Transportation Co., Tranche B-2 Term Loan, 12/15/17

 4,792,774

 $

 11,320,990

 Total Transportation

 $

 28,744,685

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 0.5%

 5,134,566

 2.75

 BB-/Ba3

 Allison Transmission, Inc., Term B-1 Loan, 8/7/14

 $

 5,083,205

 5,972,442

 3.50

 BBB/Baa2

 Delphi Automotive LLP, Tranche B Term Loan, 3/31/17

 5,972,442

 2,057,810

 2.18

 B+/Ba3

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 1,963,064

 1,049,903

 2.18

 B+/Ba3

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 1,001,564

 2,305,369

 5.25

 B+/NR

 Metaldyne Corp., Term Loan, 5/2/17

 2,288,079

 2,932,864

 6.25

 B+/B1

 Remy International, Inc., Term B Facility, 12/17/16

 2,947,528

 6,768,038

 6.75

 NR/NR

 TI Group Automotive Systems LLC, Term Loan, 3/1/19

 6,587,554

 3,950,036

 4.25

 BB/Ba2

 Tomkins LLC, Term B-1 Loan, 9/21/16

 3,953,326

 2,058,650

 5.50

 B+/Ba2

 UCI International, Inc., Term Loan, 7/4/17

 2,074,090

 $

 31,870,852

 Tires & Rubber - 0.2%

 9,625,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 9,420,469

 Automobile Manufacturers - 0.3%

 18,697,391

 6.00

 BB/Ba2

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 18,859,834

 Total Automobiles & Components

 $

 60,151,155

 Consumer Durables & Apparel - 0.2%

 Housewares & Specialties - 0.2%

 EURO

 2,246,690

 6.75

 BB/Ba3

 Reynolds Group Holdings, Ltd., European Term Loan 2011, 2/9/18

 $

 2,852,043

 3,555,631

 6.50

 BB/Ba3

 Reynolds Group Holdings, Ltd., Tranche B Term  Loan, 2/9/18

 3,583,287

 6,617,675

 5.25

 B+/B1

 Yankee Candle Co., Inc., Initial Term Loan, 3/2/19

 6,599,754

 $

 13,035,084

 Total Consumer Durables & Apparel

 $

 13,035,084

 Consumer Services - 1.0%

 Casinos & Gaming - 0.1%

 700,000

 0.00

 BB+/Ba2

 Ameristar Casinos, Inc., B Term Loan, 3/29/18

 $

 700,875

 2,670,000

 5.50

 B/B2

 Caesars Entertainment Operating Co, Inc., Term B-6 Loan, 1/28/18

 2,370,551

 844,270

 0.00

 BBB-/Ba2

 Las Vegas Sands Corp., Delayed Draw II Term Loan (Extending), 11/23/16

 820,525

 4,299,225

 4.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 4,293,180

 $

 8,185,131

 Hotels, Resorts & Cruise Lines - 0.1%

 1,766,028

 6.00

 B/B1

 Sabre Holdings Corp., New Term Loan Extended, 12/29/17

 $

 1,699,802

 1,532,537

 4.97

 NR/B1

 Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15

 1,407,744

 320,221

 4.96

 B+/B1

 Travelport LLC, Tranche S Term Loan, 8/23/15

 294,146

 $

 3,401,692

 Leisure Facilities - 0.0%

 1,359,565

 0.00

 BB/Ba2

 Cedar Fair LP, U.S. Term-1 Loan, 12/15/17

 $

 1,358,420

 Restaurants - 0.6%

 3,752,558

 4.50

 BB-/Ba3

 Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16

 $

 3,741,597

 5,905,937

 4.25

 BB-/Ba2

 DineEquity, Inc., Term B-1 Loan, 10/31/17

 5,886,252

 8,472,058

 4.00

 B+/B2

 Dunkin' Brands, Inc., Term B-2 Loan, 11/23/17

 8,368,776

 11,970,000

 6.50

 B+/NR

 Landry's, Inc., B Term Loan, 3/22/18

 11,960,029

 2,827,182

 0.50

 BB-/NR

 Wendy's International, Inc., Delayed Term Loan, 5/15/19

 2,812,458

 3,542,818

 4.75

 BB-/NR

 Wendy's International, Inc., Term Loan, 4/3/19

 3,524,367

 $

 36,293,479

 Education Services - 0.0%

 873,068

 4.25

 BB-/Ba2

 Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15

 $

 867,612

 Specialized Consumer Services - 0.2%

 7,695,713

 5.50

 B/Ba3

 Ascent Capital Group, Inc., Term Loan, 3/6/18

 $

 7,690,903

 2,377,470

 7.00

 B+/B1

 Web Service Co LLC, Term Loan, 9/28/14

 2,368,554

 $

 10,059,457

 Total Consumer Services

 $

 60,165,791

 Media - 1.5%

 Advertising - 0.2%

 6,226,891

 5.00

 B+/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 5,685,930

 5,742,163

 5.26

 BB-/Ba3

 Getty Images, Inc., Initial Term Loan, 10/18/16

 5,755,606

 $

 11,441,536

 Broadcasting - 0.6%

 6,483,750

 4.00

 BB-/Ba2

 Cequel Communications Holdings I LLC and Cequel Capital Corp., Term Loan, 1/31/19

 $

 6,362,180

 2,065,011

 6.25

 BB-/Ba3

 Entercom Communications Corp., Term B Loan, 11/7/18

 2,074,475

 15,955,000

 4.25

 NR/Ba3

 Telesat Canada, U.S. Term B Loan, 3/28/19

 15,815,394

 2,865,734

 4.25

 BB-/Ba3

 TWCC Holding Corp., Term Loan, 1/24/17

 2,867,525

 5,971,433

 4.50

 B+/B2

 Univision Communications, Inc., Extended First-Lien Term Loan, 3/29/17

 5,641,141

 7,050,000

 6.75

 B+/Ba3

 Wolverine Healthcare Analytics, Inc., Tranche B Term  Loan, 5/25/19

 7,032,375

 $

 39,793,090

 Cable & Satellite - 0.4%

 6,344,131

 3.50

 BB+/Ba1

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 6,302,716

 5,012,438

 4.00

 BB+/Ba1

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 4,988,628

 3,725,000

 4.25

 NR/NR

 Kabel Deutschland Vertrieb und Service GmbH, Facility F, 2/1/19

 3,693,181

 3,920,000

 4.50

 BB-/Ba3

 MCC Georgia LLC, Tranche F Term Loan, 10/20/17

 3,905,300

 6,028,599

 6.74

 B/B1

 WideOpenWest LLC, Series A New Term Loan, 6/18/14

 6,009,760

 103,057

 2.75

 B/B1

 WideOpenWest LLC, Term Loan (First Lien), 6/30/14

 102,388

 $

 25,001,973

 Movies & Entertainment - 0.1%

 4,343,916

 5.25

 NR/Ba1

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 4,335,771

 Publishing - 0.2%

 6,089,413

 2.50

 B/B2

 Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14

 $

 5,664,421

 6,498,770

 4.50

 B+/Ba3

 Interactive Data Corp., Term B Loan, 1/31/18

 6,403,940

 $

 12,068,361

 Total Media

 $

 92,640,731

 Retailing - 0.3%

 Apparel Retail - 0.1%

 2,270,000

 4.75

 NR/Ba2

 Ascena Retail Group, Inc., Tranche B Term Loan, 5/17/18

 $

 2,274,256

 4,034,888

 5.75

 BB/Ba3

 Lord & Taylor LLC, Term Loan, 12/2/18

 4,042,453

 $

 6,316,709

 Computer & Electronics Retail - 0.1%

 4,410,450

 11.00

 B/B2

 Targus Group International, Term Loan, 5/12/16

 $

 4,399,424

 Home Improvement Retail - 0.0%

 2,937,678

 5.00

 B+/Ba3

 Hillman Group, Inc., Term Loan, 5/31/16

 $

 2,937,678

 Specialty Stores - 0.1%

 4,300,245

 5.25

 B+/Ba3

 Savers, Inc., New Term Loan, 2/4/17

 $

 4,303,792

 Total Retailing

 $

 17,957,603

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 7,289,371

 4.50

 B+/B2

 Rite Aid Corp., Tranche 5 Term Loan, 2/17/18

 $

 7,201,899

 Food Distributors - 0.0%

 954,500

 5.00

 BB-/B1

 Windsor Quality Food Co, Ltd., Tranche B Term Loan, 1/11/17

 $

 930,638

 Total Food & Staples Retailing

 $

 8,132,537

 Food, Beverage & Tobacco - 0.2%

 Agricultural Products - 0.0%

 1,574,060

 5.50

 B/B3

 American Rock Salt Co LLC, Term Loan, 4/1/17

 $

 1,494,046

 Packaged Foods & Meats - 0.2%

 3,451,533

 4.50

 B/Ba3

 Del Monte Foods Co., Initial Term Loan, 2/3/18

 $

 3,404,075

 698,265

 4.25

 B+/B1

 Michael Foods, Inc., Term B Facility, 2/14/18

 696,956

 5,295,867

 7.00

 B+/B1

 Pierre Foods, Inc., Loan (First Lien), 9/30/16

 5,319,037

 $

 9,420,068

 Total Food, Beverage & Tobacco

 $

 10,914,114

 Household & Personal Products - 0.1%

 Household Products - 0.0%

 686,461

 0.00

 B+/Ba3

 SRAM Corp., Term Loan (First Lien), 5/12/18

 $

 683,458

 Personal Products - 0.1%

 4,651,714

 4.25

 BB-/Ba3

 NBTY, Inc., Term B-1 Loan, 10/1/17

 $

 4,641,685

 3,221,627

 4.75

 BB-/Ba3

 Revlon, Inc., Term Loan B, 11/19/17

 3,210,696

 $

 7,852,381

 Total Household & Personal Products

 $

 8,535,839

 Health Care Equipment & Services - 2.1%

 Health Care Equipment - 0.1%

 4,091,772

 5.00

 BB-/B1

 Carestream Health, Inc., Term Loan, 2/8/17

 $

 3,926,055

 4,810,825

 7.00

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar Term B-1 Loan, 1/12/18

 4,854,122

 $

 8,780,177

 Health Care Supplies - 0.1%

 8,252,638

 7.25

 BB-/Ba3

 Immucor, Inc., Term B Loan, 7/2/18

 $

 8,319,690

 Health Care Services - 0.7%

 2,360,063

 6.50

 NR/NR

 AccentCare, Inc., Term Loan, 12/22/16

 $

 2,100,456

 4,061,170

 7.25

 B+/Ba3

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16

 3,827,653

 2,265,500

 4.50

 BB/Ba2

 DaVita, Inc., Tranche B Term Loan, 10/20/16

 2,276,828

 11,376,956

 6.50

 B/B1

 Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16

 10,267,702

 8,739,859

 6.50

 B+/Ba3

 inVentiv Health, Inc., Consolidated Term Loan, 8/4/16

 8,220,930

 717,750

 6.75

 B+/B1

 inVentiv Health, Inc., Term B-3 Loan, 6/24/18

 673,489

 1,782,000

 5.75

 B+/Ba3

 Rural Metro Corp., Term Loan (First Lien), 3/28/18

 1,753,042

 4,594,226

 8.75

 BB-/Ba1

 Sun Healthcare Group, Inc., Term Loan, 10/18/16

 4,574,126

 6,394,063

 7.75

 B+/B1

 Virtual Radiologic Corp., Term Loan A, 11/3/16

 5,706,701

 2,481,250

 7.75

 NR/NR

 Virtual Radiologic Corp., Term Loan B, 12/22/16

 2,214,516

 $

 41,615,443

 Health Care Facilities - 0.8%

 5,573,714

 6.50

 B/B1

 Ardent Medical Services, Inc., Term Loan, 9/15/15

 $

 5,559,779

 2,952,603

 3.97

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 2,909,005

 5,365,360

 4.01

 BB/NR

 Hanger, Inc., Term C Loan, 12/1/16

 5,318,413

 424,231

 3.50

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 412,764

 1,767,391

 3.71

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,720,839

 6,368,000

 4.50

 BB-/Ba3

 Health Management Associates, Inc., Term B Loan, 11/1/18

 6,324,220

 3,777,188

 5.00

 B/Ba3

 IASIS Healthcare LLC, Term B Loan, 4/18/18

 3,720,530

 8,113,050

 5.25

 B+/Ba3

 Kindred Healthcare, Inc., Term Loan, 2/7/18

 7,741,205

 9,236,700

 5.50

 BB/Ba2

 Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18

 8,990,385

 3,863,264

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 3,816,584

 $

 46,513,724

 Managed Health Care - 0.2%

 5,152,859

 8.50

 B+/B1

 Aveta, Inc., MMM Term Loan, 3/20/17

 $

 5,144,270

 5,152,859

 8.50

 B+/B1

 Aveta, Inc., NAMM Term Loan, 4/4/17

 5,133,536

 $

 10,277,806

 Health Care Technology - 0.2%

 3,605,812

 5.75

 B+/Ba3

 Convatec, Inc., Dollar Term Loan, 12/1/16

 $

 3,592,261

 3,222,716

 4.50

 BB/Ba3

 IMS Health, Inc., Tranche B Dollar Term Loan (2011), 8/31/17

 3,209,825

 6,414,984

 5.25

 BB-/Ba3

 MedAssets, Inc., Term Loan, 11/15/16

 6,431,022

 $

 13,233,108

 Total Health Care Equipment & Services

 $

 128,739,948

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.3%

 7,914,475

 5.50

 BB/B2

 Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17

 $

 7,696,827

 8,569,938

 4.50

 BB-/Ba3

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 8,506,555

 2,445,592

 6.75

 BB-/B1

 HGI Holdings, Inc., Initial Term Loan, 7/27/16

 2,445,592

 $

 18,648,974

 Pharmaceuticals - 0.1%

 2,082,589

 4.00

 BBB-/Ba1

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 2,083,631

 Life Sciences Tools & Services - 0.0%

 981,912

 4.25

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Extended Dollar Term-1 Loan, 9/15/16

 $

 976,389

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 21,708,994

 Diversified Financials - 0.7%

 Other Diversified Financial Services - 0.6%

 501,862

 5.25

 B+/B1

 BNY ConvergEx Group LLC, Term Loan First Lien (EZE), 12/16/16

 $

 484,297

 1,142,555

 5.25

 B+/B1

 BNY ConvergEx Group LLC, Term Loan First Lien (TOP), 12/16/16

 1,102,566

 2,325,000

 7.50

 NR/B2

 HMH Holdings Delaware, Inc., Term Loan (DIP), 11/21/13

 2,313,375

 4,251,188

 5.00

 NR/Baa1

 Kasima LLC, Incremental Term Loan, 3/25/17

 4,267,129

 1,336,689

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility A Loan, 1/14/13

 1,176,286

 1,066,849

 0.00

 NR/NR

 Long Haul Holdings, Ltd., Facility B, 1/14/13

 938,827

 16,716,000

 7.50

 B+/B2

 Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16

 16,089,150

 7,883,542

 4.00

 BBB-/Baa2

 RPI Finance Trust, New Term Loan, 11/9/18

 7,834,270

 422,145

 9.25

 NR/WR

 Vertrue, Inc., Term Loan (First Lien), 8/18/14

 132,976

 2,270,659

 5.25

 NR/Ba2

 WorldPay, Facility B2A Term Loan, 8/6/17

 2,271,370

 $

 36,610,246

 Specialized Finance - 0.1%

 4,239,375

 4.75

 B+/Ba3

 Pinnacle Foods Finance LLC, Tranche E Term Loan, 9/16/18

 $

 4,220,828

 Consumer Finance - 0.0%

 3,040,000

 5.50

 CCC+/B3

 Springleaf Finance Corp., Initial Loan, 5/28/17

 $

 2,870,629

 Investment Banking & Brokerage - 0.0%

 648,375

 4.00

 NR/Ba2

 LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19

 $

 643,917

 Total Diversified Financials

 $

 44,345,620

 Insurance - 0.4%

 Insurance Brokers - 0.3%

 4,105,332

 3.46

 B-/B2

 Alliant Holdings I, Inc., Term Loan, 8/21/14

 $

 4,110,361

 4,045,860

 6.75

 B+/B1

 HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17

 4,068,618

 2,782,666

 4.75

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 2,765,970

 2,922,363

 7.00

 B/B1

 USI Holdings Corp., Series C New Term Loan, 5/5/14

 2,915,022

 2,362,821

 2.75

 B/B1

 USI Holdings Corp., Tranche B Term Loan, 5/5/14

 2,338,188

 $

 16,198,159

 Multi-line Insurance - 0.1%

 8,160,000

 5.75

 B+/Ba2

 AmWINS Group, Inc., 5/7/19

 $

 8,160,000

 Total Insurance

 $

 24,358,159

 Real Estate - 0.1%

 Real Estate Development - 0.1%

 2,673,691

 8.25

 B-/B1

 Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16

 $

 2,493,217

 Total Real Estate

 $

 2,493,217

 Software & Services - 0.9%

 Internet Software & Services - 0.1%

 6,596,500

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 6,569,012

 Data Processing & Outsourced Services - 0.1%

 115,933

 5.25

 B+/NR

 First Data Corp., 2017 Dollar Term Loan, 3/24/17

 $

 110,607

 1,528,214

 4.25

 B+/B1

 First Data Corp., 2018 Dollar Term Loan, 3/24/18

 1,407,748

 1,546,115

 4.25

 BB/Ba3

 VeriFone Systems, Inc., Term B Loan, 11/14/18

 1,542,881

 $

 3,061,236

 Application Software - 0.6%

 748,125

 5.50

 NR/B1

 Applied Systems, Inc., Tranche A Term Loan, 12/31/16

 $

 745,320

 14,229,338

 8.00

 B/Ba3

 Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18

 14,175,977

 2,700,000

 6.25

 B+/Ba3

 Lawson Software, Inc., Tranche B Term Loan, 3/16/18

 2,717,037

 1,505,938

 3.75

 BB-/Ba2

 NDS Group, Ltd., Tranche B Loan, 2/14/18

 1,504,017

 4,059,171

 3.25

 BB+/Baa3

 Nuance Communications, Inc., Term C Loan, 3/31/16

 4,055,789

 9,644,289

 4.50

 B+/B1

 Verint Systems, Inc., Term Loan 2011, 10/6/17

 9,556,893

 6,006,936

 5.25

 B+/B1

 Vertafore, Inc., Term Loan (First Lien), 7/31/16

 5,988,164

 $

 38,743,197

 Systems Software - 0.1%

 6,244,350

 4.00

 NR/Ba2

 Rovi Corp., Tranche B2 Term Loan, 3/30/19

 $

 6,212,972

 687,536

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 684,528

 $

 6,897,500

 Total Software & Services

 $

 55,270,945

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.1%

 3,509,001

 4.25

 NR/NR

 CommScope, Inc., Tranche 1 Term Loan, 1/14/18

 $

 3,500,228

 Electronic Equipment Manufacturers - 0.0%

 1,468,782

 4.75

 B+/Ba3

 Sensus USA, Inc., Term Loan (First Lien), 4/13/17

 $

 1,463,886

 Electronic Components - 0.2%

 5,749,525

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 5,645,315

 1,614,387

 2.50

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 1,585,127

 771,982

 2.50

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14

 757,990

 900,646

 2.49

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14

 884,322

 1,693,316

 5.00

 B/B2

 Scitor Corp., Term Loan, 1/21/17

 1,665,093

 $

 10,537,847

 Total Technology Hardware & Equipment

 $

 15,501,961

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 9,518,096

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 9,208,758

 4,420,769

 4.49

 B/B1

 Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 12/1/16

 4,190,889

 $

 13,399,647

 Semiconductors - 0.1%

 4,620,175

 4.00

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 4,568,198

 2,075,000

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 2,075,000

 $

 6,643,198

 Total Semiconductors & Semiconductor Equipment

 $

 20,042,845

 Telecommunication Services - 0.2%

 Integrated Telecommunication Services - 0.1%

 993,997

 2.65

 BB-/Ba3

 West Corp., Term B-2 Loan, 10/24/13

 $

 993,160

 2,590,578

 4.59

 BB-/Ba3

 West Corp., Term B-4 Loan, 7/15/16

 2,578,920

 3,092,830

 4.50

 BB-/Ba3

 West Corp., Term B-5 Loan, 7/15/16

 3,078,912

 $

 6,650,992

 Wireless Telecommunication Services - 0.1%

 2,339,996

 4.00

 B+/Ba3

 Crown Castle International Corp., Tranche B Term Loan, 1/10/19

 $

 2,305,914

 1,000,000

 5.00

 BB-/B1

 Syniverse Holdings, Inc., Initial Term Loan, 4/10/19

 995,000

 $

 3,300,914

 Total Telecommunication Services

 $

 9,951,906

 Utilities - 0.4%

 Electric Utilities - 0.1%

 9,872,530

 4.74

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17

 $

 5,922,571

 Independent Power Producers & Energy Traders - 0.3%

 5,525,063

 4.50

 BB-/B1

 Calpine Corp., Term Loan, 3/1/18

 $

 5,500,890

 4,796,550

 4.00

 BB+/Baa3

 NRG Energy, Inc., Term Loan, 5/5/18

 4,773,901

 7,426,000

 4.25

 BB+/Ba1

 The AES Corp., Initial Term Loan, 5/17/18

 7,436,612

 $

 17,711,403

 Total Utilities

 $

 23,633,974

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $836,961,113)

 $

 830,798,389

 TEMPORARY CASH INVESTMENTS - 1.5%

 Repurchase Agreements - 1.5%

 28,340,000

 NR/Aaa

 Deutschebank AG, 0.2%, dated 6/29/12, repurchase price of $28,340,000 plus accrued interest on 7/2/12 collateralized by the following:

 $866,281 U.S. Treasury Bond, 2.0-3.375%, 11/15/26-4/15/32

 $28,040,519 U.S. Treasury Strip, 0.0-2.625%, 8/5/12-2/15/42

 $

 28,340,000

 26,340,000

 NR/Aaa

 JPMorgan, Inc., 0.18%, dated 6/29/12, repurchase price of $26,340,000 plus accrued interest on 7/2/12 collateralized by $26,867,209 Federal

 National Mortgage Association (ARM), 1.755-5.97%, 3/1/34-1/1/42

 26,340,000

 20,340,000

 NR/Aaa

 RBC Capital Markets, Inc., 0.19%, dated 6/29/12, repurchase price of $20,340,000 plus accrued interest on 7/2/12 collateralized by $20,667,150 Government

 National Mortgage Association, 5.5%, 2/15/40

 20,340,000

 14,340,000

 NR/Aaa

 TD Securities, Inc., 0.14%, dated 6/29/12, repurchase price of $14,340,000 plus accrued interest on 7/2/12 collateralized by $14,626,806

 U.S. Treasury Notes, 2.625%, 7/31/14

 14,340,000

 $

 89,360,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $89,360,000)

 $

 89,360,000

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 $

 5,982,632,468

 (Cost $5,807,531,298) (a)

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 100,146,156

 TOTAL NET ASSETS - 100.0%

 $

 6,082,778,624

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 29, 2012, the value of these securities amounted to $1,636,492,122 or 26.9% of total net assets.

 (G.D.R.)

 Global Depositary Receipts.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (PIK)

 Represents a pay in kind security.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At June 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $5,809,037,022 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

           270,802,725

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

            (97,207,279)

 Net unrealized gain

 $

           173,595,446

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

 AUD

 Australian Dollar

 BRL

 Brazilian Real

 CAD

 Canadian Dollar

 CNY

 Chinese Yuan

 DKK

 Danish Kroner

 EURO

 Euro

 GBP

 British Pound Sterling

 IDR

 Indonesian Rupiah

 NOK

 Norwegian Krone

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 PHP

 Philippine Peso

 CNY

 New Chinese Yuan

 TRY

 Turkish Lira

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of June 30, 2012, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
267,409,431

$
-

$
267,409,431

 Preferred Stocks

70,459,102

1,692,841

-

72,151,943

 Convertible Preferred Stocks

35,093,889

6,319,679

-

41,413,568

 Common Stocks

4,429,947

347,057

-

4,777,004

 Asset Backed Securities

-

218,521,588

-

218,521,588

 Collateralized Mortgage Obligations

-

652,796,021

-

652,796,021

 Corporate Bonds

-

2,625,274,547

-

2,625,274,547

 U.S. Government and Agency Obligations

-

367,593,534

-

367,593,534

 Foreign Government Bonds

-

457,465,984

-

457,465,984

 Municipal Bonds

-

355,070,459

-

355,070,459

 Senior Floating Rate Loan Interests

-

830,798,389

-

830,798,389

 Repurchase Agreements

-

89,360,000

-

89,360,000

 Total

$
109,982,938

$
5,872,649,530

$
-

$
5,982,632,468

 Other Financial Instruments*

$
4,021,631

$
-

$
-

$
4,021,631

 * Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Convertible

 Corporate

 Bonds

 Balance as of 3/31/12

$
2,010,966

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

(2,010,966
)

 Transfers in and out of Level 3

-

 Balance as of 6/30/12

$
-

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 Net change in unrealized appreciation (depreciation) of investments still held as of 6/30/12

  $                     -

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Strategic Income Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date August 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date August 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date August 29, 2012 * Print the name and title of each signing officer under his or her signature.